Quarterly Holdings Report
for

Fidelity® Series Bond Index Fund

May 31, 2019

SBX-QTLY-0719
1.9892977.100

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.45% 6/30/20	$762,000	$760,072
2.8% 2/17/21	1,280,000	1,282,776
2.95% 7/15/26 (a)	1,137,000	1,102,151
3.4% 5/15/25	1,318,000	1,331,801
3.55% 6/1/24 (a)	427,000	438,658
3.6% 7/15/25 (a)	901,000	918,699
3.8% 3/15/22	1,422,000	1,464,233
3.8% 2/15/27 (a)	1,280,000	1,306,006
4% 1/15/22 (a)	142,000	146,660
4.125% 2/17/26	3,885,000	4,047,177
4.35% 6/15/45	3,521,000	3,337,061
4.5% 3/9/48	1,361,000	1,310,264
4.55% 3/9/49	26,000	25,125
4.65% 6/1/44 (a)	1,119,000	1,107,442
4.75% 5/15/46	1,465,000	1,459,885
4.85% 7/15/45 (a)	427,000	435,128
4.9% 8/15/37	3,616,000	3,735,786
5.15% 11/15/46	120,000	125,779
5.15% 2/15/50	3,418,000	3,579,243
5.55% 8/15/41	1,038,000	1,146,716
6.35% 3/15/40	142,000	169,639
6.375% 3/1/41	974,000	1,165,820
British Telecommunications PLC 9.625% 12/15/30 (b)	642,000	932,828
Orange SA:
5.375% 7/8/19	569,000	570,441
5.5% 2/6/44	427,000	509,321
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	1,905,000	1,961,891
5.213% 3/8/47	931,000	960,404
5.462% 2/16/21	384,000	401,626
5.877% 7/15/19	284,000	284,966
7.045% 6/20/36	370,000	459,484
Verizon Communications, Inc.:
2.625% 8/15/26	3,289,000	3,192,920
3.5% 11/1/24	427,000	442,508
4.125% 3/16/27	995,000	1,058,531
4.272% 1/15/36	3,452,000	3,569,635
4.4% 11/1/34	537,000	571,149
4.75% 11/1/41	142,000	153,488
5.012% 4/15/49	1,675,000	1,893,302
5.012% 8/21/54	1,785,000	2,001,120
5.25% 3/16/37	2,204,000	2,530,493
5.5% 3/16/47	3,822,000	4,617,320
6.55% 9/15/43	1,780,000	2,379,462
		58,887,010
Entertainment - 0.2%
NBCUniversal, Inc. 6.4% 4/30/40	427,000	555,371
The Walt Disney Co.:
3.7% 10/15/25 (c)	995,000	1,044,753
5.4% 10/1/43 (c)	551,000	693,527
5.65% 8/15/20 (c)	142,000	147,449
6.15% 3/1/37 (c)	562,000	746,268
6.15% 2/15/41 (c)	1,493,000	2,005,165
6.9% 8/15/39 (c)	284,000	406,106
7.75% 12/1/45 (c)	449,000	730,460
Time Warner, Inc. 2.1% 6/1/19	427,000	427,000
Viacom, Inc.:
4.25% 9/1/23	1,106,000	1,154,811
4.375% 3/15/43	375,000	348,615
5.625% 9/15/19	142,000	143,081
Walt Disney Co.:
1.85% 7/30/26	727,000	685,116
2.3% 2/12/21	674,000	673,019
2.55% 2/15/22	400,000	402,263
3% 7/30/46	640,000	579,620
3.15% 9/17/25	1,347,000	1,388,556
4.125% 6/1/44	810,000	882,965
		13,014,145
Interactive Media & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	327,000	313,169
3.625% 5/19/21	537,000	551,604
		864,773
Media - 0.7%
CBS Corp.:
3.375% 2/15/28	1,500,000	1,451,829
4% 1/15/26	853,000	873,738
4.6% 1/15/45	1,038,000	992,224
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	1,564,000	1,571,130
4.908% 7/23/25	1,135,000	1,200,872
5.75% 4/1/48	744,000	774,727
6.384% 10/23/35	1,912,000	2,145,160
6.484% 10/23/45	667,000	751,730
Comcast Corp.:
1.625% 1/15/22	1,493,000	1,460,621
2.35% 1/15/27	3,384,000	3,231,846
3.125% 7/15/22	427,000	434,412
3.15% 3/1/26	711,000	721,335
3.3% 2/1/27	1,693,000	1,713,007
3.375% 8/15/25	1,948,000	1,997,294
3.45% 10/1/21	810,000	827,242
3.7% 4/15/24	1,474,000	1,538,700
3.969% 11/1/47	739,000	732,248
4% 3/1/48	1,706,000	1,708,290
4.15% 10/15/28	2,680,000	2,875,095
4.65% 7/15/42	1,280,000	1,411,094
4.7% 10/15/48	2,719,000	3,026,209
4.75% 3/1/44	768,000	844,388
4.95% 10/15/58	1,069,000	1,225,587
5.7% 7/1/19	1,209,000	1,211,563
6.4% 3/1/40	142,000	185,646
6.55% 7/1/39	427,000	564,905
6.95% 8/15/37	953,000	1,318,202
Discovery Communications LLC:
3.25% 4/1/23	332,000	334,614
4.875% 4/1/43	697,000	669,856
5.05% 6/1/20	455,000	465,598
5.2% 9/20/47	1,194,000	1,194,575
Fox Corp.:
4.03% 1/25/24 (c)	668,000	699,779
4.709% 1/25/29 (c)	1,476,000	1,614,184
5.476% 1/25/39 (c)	542,000	617,738
5.576% 1/25/49 (c)	1,324,000	1,545,337
Time Warner Cable, Inc.:
4.5% 9/15/42	1,564,000	1,386,906
7.3% 7/1/38	569,000	666,217
		45,983,898
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	750,000	757,500
3.625% 4/22/29	2,200,000	2,233,407
6.125% 11/15/37	1,189,000	1,478,860
Rogers Communications, Inc.:
2.9% 11/15/26	355,000	351,300
3.625% 12/15/25	284,000	292,336
4.1% 10/1/23	686,000	722,294
5.45% 10/1/43	821,000	968,907
Vodafone Group PLC:
2.5% 9/26/22	427,000	423,854
2.95% 2/19/23	981,000	985,389
3.75% 1/16/24	1,470,000	1,507,890
4.375% 5/30/28	1,982,000	2,066,834
5.25% 5/30/48	2,175,000	2,261,646
		14,050,217

TOTAL COMMUNICATION SERVICES		132,800,043

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	1,130,000	1,112,722
1.7% 9/9/21	640,000	631,496
2.15% 3/13/20	1,216,000	1,213,882
2.25% 8/15/19	1,088,000	1,087,823
2.3% 9/9/26	711,000	682,568
3.55% 1/12/24	3,470,000	3,607,699
Ford Motor Co. 4.75% 1/15/43	1,088,000	898,121
General Motors Co.:
5.2% 4/1/45	607,000	548,017
6.6% 4/1/36	830,000	869,702
6.75% 4/1/46	1,017,000	1,076,543
General Motors Financial Co., Inc.:
3.15% 1/15/20	943,000	944,462
3.25% 1/5/23	1,024,000	1,013,531
3.85% 1/5/28	995,000	932,912
4% 1/15/25	877,000	867,570
4% 10/6/26	523,000	513,560
4.3% 7/13/25	1,763,000	1,780,324
4.35% 1/17/27	1,137,000	1,124,908
4.375% 9/25/21	1,307,000	1,339,030
5.65% 1/17/29	1,601,000	1,679,704
		21,924,574
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	284,000	319,360
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	675,000	678,326
3.75% 8/21/28	661,000	680,269
4.3% 2/21/48	707,000	716,815
Massachusetts Institute of Technology:
3.885% 7/1/2116	402,000	420,661
3.959% 7/1/38	672,000	740,310
Northwestern University 4.643% 12/1/44	476,000	573,720
President and Fellows of Harvard College:
3.3% 7/15/56	690,000	687,222
3.619% 10/1/37	142,000	150,630
Rice University 3.774% 5/15/55	270,000	289,091
Trustees of Princeton Univ. 5.7% 3/1/39	142,000	193,451
University Notre Dame du Lac 3.438% 2/15/45	473,000	486,472
University of Southern California 5.25% 10/1/2111	284,000	388,143
		6,324,470
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	327,000	328,711
3.7% 1/30/26	2,399,000	2,499,489
4.45% 3/1/47	808,000	844,774
4.875% 12/9/45	772,000	851,059
6.3% 3/1/38	1,002,000	1,270,881
Metropolitan Museum of Art 3.4% 7/1/45	427,000	433,987
Starbucks Corp.:
2.45% 6/15/26	1,422,000	1,374,435
3.8% 8/15/25	988,000	1,033,038
3.85% 10/1/23	267,000	280,042
4% 11/15/28	995,000	1,061,045
4.5% 11/15/48	668,000	694,376
		10,671,837
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	2,254,000	2,250,381
2.8% 8/22/24	921,000	934,571
3.15% 8/22/27	1,487,000	1,528,554
3.875% 8/22/37	719,000	767,110
4.05% 8/22/47	1,840,000	2,001,009
4.25% 8/22/57	944,000	1,036,745
4.8% 12/5/34	853,000	985,556
		9,503,926
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	1,237,000	1,261,192
4% 5/15/25	1,137,000	1,170,340
Kohl's Corp. 4.75% 12/15/23	303,000	321,911
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	675,000	656,384
4.3% 2/15/43	675,000	531,506
Nordstrom, Inc.:
4% 3/15/27	641,000	636,209
5% 1/15/44	284,000	256,832
Target Corp.:
3.875% 7/15/20	427,000	433,860
3.9% 11/15/47	1,236,000	1,259,585
4% 7/1/42	995,000	1,036,027
		7,563,846
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	533,000	565,404
AutoZone, Inc.:
3.125% 7/15/23	544,000	551,668
3.25% 4/15/25	569,000	575,413
3.7% 4/15/22	782,000	803,310
3.75% 6/1/27	825,000	847,099
Lowe's Companies, Inc.:
3.65% 4/5/29	1,523,000	1,541,283
3.7% 4/15/46	498,000	446,430
4.05% 5/3/47	1,635,000	1,538,884
4.55% 4/5/49	1,347,000	1,369,621
4.625% 4/15/20	284,000	286,205
4.65% 4/15/42	924,000	956,435
O'Reilly Automotive, Inc. 3.85% 6/15/23	402,000	417,191
The Home Depot, Inc.:
2.8% 9/14/27	711,000	709,198
3% 4/1/26	1,426,000	1,449,230
3.75% 2/15/24	956,000	1,008,331
3.9% 12/6/28	819,000	882,725
3.9% 6/15/47	1,220,000	1,261,448
4.2% 4/1/43	224,000	237,948
4.25% 4/1/46	466,000	501,082
4.5% 12/6/48	1,062,000	1,193,218
4.875% 2/15/44	409,000	475,110
5.875% 12/16/36	1,479,000	1,906,293
		19,523,526
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	640,000	619,950

TOTAL CONSUMER DISCRETIONARY		76,132,129

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	402,000	401,308
2.65% 2/1/21	1,343,000	1,345,033
3.3% 2/1/23	1,310,000	1,333,144
3.65% 2/1/26	8,607,000	8,866,459
4.625% 2/1/44	818,000	819,112
4.7% 2/1/36	692,000	714,804
4.9% 2/1/46	2,585,000	2,656,195
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	1,240,000	1,237,145
4.15% 1/23/25	1,998,000	2,110,704
4.439% 10/6/48	1,051,000	1,021,246
4.6% 4/15/48	2,666,000	2,655,218
5.55% 1/23/49	1,358,000	1,541,275
5.8% 1/23/59 (Reg. S)	1,984,000	2,306,594
8.2% 1/15/39	398,000	578,711
Constellation Brands, Inc.:
3.5% 5/9/27	1,422,000	1,427,175
3.7% 12/6/26	1,074,000	1,096,129
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	405,000	402,987
Maple Escrow Subsidiary, Inc.:
4.057% 5/25/23 (c)	2,133,000	2,217,484
4.985% 5/25/38 (c)	1,024,000	1,088,915
Molson Coors Brewing Co.:
2.1% 7/15/21	697,000	688,589
3% 7/15/26	2,474,000	2,403,351
4.2% 7/15/46	1,881,000	1,725,576
PepsiCo, Inc.:
2.15% 10/14/20	1,706,000	1,705,034
2.25% 5/2/22	1,706,000	1,707,008
2.375% 10/6/26	960,000	935,760
3% 10/15/27	2,589,000	2,624,935
3.6% 8/13/42	427,000	431,860
4.25% 10/22/44	853,000	949,471
4.45% 4/14/46	825,000	950,057
The Coca-Cola Co.:
1.55% 9/1/21	567,000	558,537
2.2% 5/25/22	2,133,000	2,130,759
2.875% 10/27/25	1,362,000	1,387,255
3.15% 11/15/20	526,000	532,243
		52,550,073
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	853,000	863,987
Kroger Co.:
2.65% 10/15/26	405,000	383,716
3.5% 2/1/26	569,000	573,089
5.15% 8/1/43	387,000	396,559
5.4% 1/15/49	926,000	987,953
Sysco Corp.:
3.3% 7/15/26	466,000	469,183
3.75% 10/1/25	810,000	844,376
Walgreen Co. 3.1% 9/15/22	405,000	409,501
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	711,000	700,395
4.65% 6/1/46	782,000	741,247
Walmart, Inc.:
3.3% 4/22/24	2,702,000	2,789,353
3.4% 6/26/23	1,331,000	1,380,635
3.7% 6/26/28	1,749,000	1,862,084
4.05% 6/29/48	1,092,000	1,190,187
4.3% 4/22/44	853,000	956,730
5.625% 4/1/40	284,000	369,418
5.625% 4/15/41	654,000	862,371
6.5% 8/15/37	1,177,000	1,652,995
		17,433,779
Food Products - 0.5%
Campbell Soup Co.:
2.5% 8/2/22	675,000	668,140
4.8% 3/15/48	1,991,000	1,925,392
Conagra Brands, Inc.:
3.2% 1/25/23	1,252,000	1,264,937
3.8% 10/22/21	668,000	683,137
4.3% 5/1/24	1,275,000	1,339,487
4.85% 11/1/28	1,938,000	2,082,906
5.3% 11/1/38	2,305,000	2,431,020
General Mills, Inc.:
2.2% 10/21/19	995,000	993,005
3.7% 10/17/23	1,984,000	2,051,667
4.2% 4/17/28	2,446,000	2,569,938
H.J. Heinz Co.:
3% 6/1/26	1,848,000	1,743,777
4.375% 6/1/46	971,000	855,434
5% 7/15/35	498,000	496,359
5.2% 7/15/45	737,000	724,809
Kellogg Co.:
3.125% 5/17/22	267,000	270,678
3.25% 4/1/26	529,000	525,996
4.3% 5/15/28	853,000	908,498
Kraft Foods Group, Inc.:
3.5% 6/6/22	1,656,000	1,685,747
5% 6/4/42	402,000	391,244
The J.M. Smucker Co. 2.5% 3/15/20	810,000	809,071
Tyson Foods, Inc.:
3.95% 8/15/24	1,077,000	1,126,599
4% 3/1/26	1,048,000	1,094,456
4.35% 3/1/29	4,280,000	4,517,069
Unilever Capital Corp.:
2% 7/28/26	284,000	267,895
3.1% 7/30/25	412,000	419,290
		31,846,551
Household Products - 0.1%
Kimberly-Clark Corp.:
2.4% 3/1/22	739,000	738,271
2.4% 6/1/23	1,137,000	1,129,297
3.2% 7/30/46	355,000	328,722
Procter & Gamble Co.:
1.9% 11/1/19	569,000	567,590
2.3% 2/6/22	668,000	669,023
2.85% 8/11/27	640,000	648,132
3.1% 8/15/23	1,422,000	1,469,079
		5,550,114
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	1,422,000	1,478,590
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	995,000	995,243
3.8% 2/14/24	661,000	679,294
3.875% 9/16/46	1,422,000	1,191,329
4.25% 8/9/42	1,391,000	1,241,748
4.8% 2/14/29	1,887,000	1,970,807
5.8% 2/14/39	1,329,000	1,442,159
5.95% 2/14/49	1,479,000	1,600,426
BAT Capital Corp.:
2.764% 8/15/22	1,351,000	1,339,843
3.222% 8/15/24	1,465,000	1,450,241
3.557% 8/15/27	3,010,000	2,894,550
4.54% 8/15/47	2,380,000	2,141,265
Philip Morris International, Inc.:
1.875% 2/25/21	2,133,000	2,110,637
2.125% 5/10/23	441,000	432,231
2.75% 2/25/26	533,000	529,668
3.6% 11/15/23	522,000	542,046
3.875% 8/21/42	686,000	657,033
4.125% 3/4/43	1,422,000	1,413,227
4.5% 3/26/20	284,000	288,396
4.875% 11/15/43	853,000	935,084
6.375% 5/16/38	206,000	263,153
Reynolds American, Inc.:
4.45% 6/12/25	1,004,000	1,043,056
4.85% 9/15/23	256,000	271,722
5.85% 8/15/45	603,000	625,575
7.25% 6/15/37	1,027,000	1,243,059
		27,301,792

TOTAL CONSUMER STAPLES		136,160,899

ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC 5.125% 9/15/40	284,000	301,654
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	540,000	527,836
Halliburton Co.:
3.8% 11/15/25	1,476,000	1,520,438
5% 11/15/45	1,072,000	1,124,937
7.45% 9/15/39	213,000	279,571
		3,754,436
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
3.45% 7/15/24	711,000	719,602
4.85% 3/15/21	1,442,000	1,489,497
6.2% 3/15/40	284,000	340,909
6.45% 9/15/36	380,000	456,082
6.6% 3/15/46	661,000	848,648
Apache Corp.:
4.375% 10/15/28	4,711,000	4,797,838
5.1% 9/1/40	427,000	416,653
Boardwalk Pipelines LP 4.95% 12/15/24	675,000	711,450
BP Capital Markets PLC:
2.315% 2/13/20	256,000	255,555
2.5% 11/6/22	427,000	429,053
2.521% 1/15/20	853,000	852,763
3.062% 3/17/22	533,000	540,626
3.279% 9/19/27	1,811,000	1,825,575
Canadian Natural Resources Ltd.:
3.9% 2/1/25	267,000	276,867
4.95% 6/1/47	910,000	978,769
6.25% 3/15/38	974,000	1,174,462
Cenovus Energy, Inc.:
3% 8/15/22	242,000	240,915
3.8% 9/15/23	249,000	253,570
4.25% 4/15/27	1,351,000	1,347,490
5.4% 6/15/47	1,337,000	1,337,092
6.75% 11/15/39	284,000	317,485
Chevron Corp.:
1.961% 3/3/20	1,226,000	1,221,808
2.1% 5/16/21	1,955,000	1,950,177
2.193% 11/15/19	1,621,000	1,619,121
2.895% 3/3/24	3,346,000	3,407,392
2.954% 5/16/26	1,564,000	1,588,715
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	433,000	435,199
4.5% 6/1/25	473,000	505,446
ConocoPhillips Co.:
4.95% 3/15/26	3,491,000	3,916,339
5.95% 3/15/46	853,000	1,145,599
6.5% 2/1/39	1,071,000	1,456,286
DCP Midstream Operating LP 3.875% 3/15/23	537,000	530,288
Devon Energy Corp.:
3.25% 5/15/22	569,000	576,115
5% 6/15/45	498,000	542,059
5.6% 7/15/41	409,000	472,286
Ecopetrol SA:
5.375% 6/26/26	674,000	717,945
5.875% 5/28/45	540,000	552,771
7.375% 9/18/43	702,000	852,298
Enbridge Energy Partners LP 4.2% 9/15/21	1,237,000	1,267,189
Enbridge, Inc.:
3.5% 6/10/24	402,000	411,259
5.5% 12/1/46	2,060,000	2,508,983
Encana Corp.:
3.9% 11/15/21	697,000	712,403
6.5% 2/1/38	711,000	846,996
Energy Transfer Partners LP:
3.6% 2/1/23	1,216,000	1,229,215
4.15% 10/1/20	640,000	649,734
4.95% 6/15/28	1,341,000	1,414,629
5.15% 3/15/45	1,137,000	1,103,133
6% 6/15/48	1,401,000	1,516,058
Enterprise Products Operating LP:
3.7% 2/15/26	252,000	258,756
3.95% 2/15/27	3,680,000	3,842,753
4.05% 2/15/22	1,326,000	1,370,233
4.25% 2/15/48	1,647,000	1,617,197
4.85% 8/15/42	355,000	376,668
4.85% 3/15/44	711,000	755,930
4.9% 5/15/46	609,000	652,005
5.7% 2/15/42	284,000	329,869
7.55% 4/15/38	284,000	384,909
EOG Resources, Inc.:
4.15% 1/15/26	796,000	851,714
5.625% 6/1/19	142,000	142,000
Equinor ASA:
2.25% 11/8/19	1,137,000	1,136,032
3.625% 9/10/28	1,718,000	1,808,513
3.7% 3/1/24	519,000	545,596
5.1% 8/17/40	284,000	344,173
Exxon Mobil Corp.:
2.726% 3/1/23	1,422,000	1,435,366
3.043% 3/1/26	1,184,000	1,207,967
3.567% 3/6/45	946,000	955,593
Hess Corp.:
3.5% 7/15/24	540,000	532,033
5.6% 2/15/41	483,000	490,900
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,735,000	1,761,850
3.5% 9/1/23	284,000	289,248
3.95% 9/1/22	995,000	1,027,400
4.25% 9/1/24	2,133,000	2,232,060
5% 3/1/43	142,000	143,654
5.5% 3/1/44	995,000	1,058,575
5.625% 9/1/41	142,000	152,609
6.55% 9/15/40	427,000	503,019
Kinder Morgan, Inc.:
4.3% 3/1/28	1,417,000	1,476,059
5.2% 3/1/48	569,000	594,959
5.3% 12/1/34	1,216,000	1,328,741
Magellan Midstream Partners LP:
4.25% 9/15/46	782,000	774,045
5% 3/1/26	427,000	466,863
Marathon Oil Corp.:
3.85% 6/1/25	995,000	1,001,169
5.2% 6/1/45	711,000	758,278
Marathon Petroleum Corp.:
4.75% 12/15/23	813,000	868,357
5.125% 3/1/21	142,000	147,969
6.5% 3/1/41	142,000	172,584
MPLX LP:
4.125% 3/1/27	1,344,000	1,361,953
4.7% 4/15/48	2,773,000	2,627,897
4.8% 2/15/29	1,307,000	1,387,537
5.2% 3/1/47	870,000	889,026
Nexen, Inc. 5.875% 3/10/35	528,000	653,447
Noble Energy, Inc. 4.95% 8/15/47	1,962,000	2,008,127
Occidental Petroleum Corp.:
2.7% 2/15/23	853,000	850,402
3.125% 2/15/22	284,000	285,521
3.4% 4/15/26	483,000	483,738
4.1% 2/15/47	401,000	385,449
4.4% 4/15/46	725,000	719,398
ONEOK Partners LP 3.375% 10/1/22	711,000	721,691
ONEOK, Inc.:
4.95% 7/13/47	832,000	831,857
5.2% 7/15/48	429,000	445,263
Petro-Canada 6.8% 5/15/38	1,201,000	1,587,997
Petroleos Mexicanos:
3.5% 1/30/23	956,000	919,290
4.625% 9/21/23	1,482,000	1,472,656
4.875% 1/24/22	2,561,000	2,596,598
5.35% 2/12/28	1,376,000	1,281,758
5.5% 6/27/44	391,000	315,355
5.625% 1/23/46	808,000	657,712
6.35% 2/12/48	3,080,000	2,688,532
6.375% 1/23/45	1,479,000	1,298,525
6.5% 3/13/27	2,420,000	2,436,166
6.75% 9/21/47	1,882,000	1,699,070
Phillips 66 Co.:
4.875% 11/15/44	142,000	155,075
5.875% 5/1/42	1,351,000	1,611,907
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,024,000	1,026,419
4.65% 10/15/25	1,742,000	1,831,785
4.9% 2/15/45	270,000	259,648
5.75% 1/15/20	142,000	144,376
6.65% 1/15/37	397,000	453,040
Shell International Finance BV:
1.75% 9/12/21	924,000	911,719
2.125% 5/11/20	1,180,000	1,176,618
2.375% 8/21/22	427,000	425,874
3.25% 5/11/25	2,013,000	2,071,100
3.5% 11/13/23	9,495,000	9,886,228
4% 5/10/46	569,000	598,137
4.375% 5/11/45	1,891,000	2,087,385
6.375% 12/15/38	597,000	819,665
Spectra Energy Partners LP:
3.375% 10/15/26	2,319,000	2,309,825
4.75% 3/15/24	686,000	734,880
Suncor Energy, Inc.:
3.6% 12/1/24	1,008,000	1,038,309
4% 11/15/47	711,000	703,273
6.85% 6/1/39	284,000	378,592
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	1,069,000	1,063,098
5.3% 4/1/44	825,000	813,496
5.4% 10/1/47	782,000	789,706
The Williams Companies, Inc.:
4.55% 6/24/24	807,000	850,820
5.75% 6/24/44	270,000	294,778
Total Capital International SA:
2.1% 6/19/19	608,000	607,845
2.7% 1/25/23	270,000	271,323
2.75% 6/19/21	853,000	858,304
2.875% 2/17/22	594,000	600,912
3.455% 2/19/29	3,034,000	3,150,570
3.75% 4/10/24	284,000	298,896
TransCanada PipeLines Ltd.:
2.5% 8/1/22	711,000	705,675
4.875% 1/15/26	711,000	773,506
4.875% 5/15/48	700,000	744,380
5.1% 3/15/49	1,710,000	1,866,839
6.1% 6/1/40	953,000	1,150,258
Transcontinental Gas Pipe Line Co. LLC:
4.45% 8/1/42	1,102,000	1,116,988
4.6% 3/15/48	569,000	580,980
Valero Energy Corp. 6.625% 6/15/37	771,000	936,244
Western Gas Partners LP:
4% 7/1/22	427,000	429,539
4.5% 3/1/28	995,000	977,269
4.75% 8/15/28	1,251,000	1,251,302
5.3% 3/1/48	995,000	917,281
Williams Partners LP:
3.35% 8/15/22	398,000	404,134
3.75% 6/15/27	3,321,000	3,362,502
3.9% 1/15/25	501,000	515,732
		171,117,187

TOTAL ENERGY		174,871,623

FINANCIALS - 8.2%
Banks - 4.3%
Australia & New Zealand Banking Group Ltd. 3.7% 11/16/25	944,000	990,885
Bank of America Corp.:
2.503% 10/21/22	1,280,000	1,272,988
2.625% 4/19/21	995,000	997,720
3.004% 12/20/23 (b)	1,506,000	1,515,194
3.248% 10/21/27	533,000	529,296
3.366% 1/23/26 (b)	1,507,000	1,519,808
3.419% 12/20/28 (b)	2,577,000	2,573,241
3.593% 7/21/28 (b)	1,578,000	1,594,300
3.705% 4/24/28 (b)	1,251,000	1,271,489
3.864% 7/23/24 (b)	3,455,000	3,582,309
3.974% 2/7/30 (b)	2,011,000	2,073,341
4% 4/1/24	692,000	725,425
4% 1/22/25	853,000	880,898
4.1% 7/24/23	995,000	1,043,790
4.183% 11/25/27	732,000	755,782
4.2% 8/26/24	1,209,000	1,266,267
4.25% 10/22/26	569,000	592,929
4.271% 7/23/29 (b)	2,561,000	2,706,810
4.33% 3/15/50 (b)	1,861,000	1,973,021
4.443% 1/20/48 (b)	2,168,000	2,334,140
4.45% 3/3/26	1,848,000	1,948,397
5% 1/21/44	764,000	886,592
Bank of Nova Scotia:
3.4% 2/11/24	3,391,000	3,488,748
4.375% 1/13/21	142,000	146,488
4.5% 12/16/25	2,258,000	2,403,189
Barclays PLC:
2.75% 11/8/19	1,422,000	1,419,984
3.25% 1/12/21	1,066,000	1,067,857
4.337% 1/10/28	796,000	796,032
4.375% 1/12/26	711,000	718,650
4.836% 5/9/28	1,365,000	1,360,078
4.95% 1/10/47	2,737,000	2,727,874
5.25% 8/17/45	796,000	829,918
BB&T Corp. 2.75% 4/1/22	1,261,000	1,268,996
BNP Paribas 2.375% 5/21/20	1,649,000	1,645,555
BPCE SA:
2.25% 1/27/20	569,000	567,427
2.5% 7/15/19	1,720,000	1,719,868
4% 4/15/24	284,000	296,898
Branch Banking & Trust Co. 3.8% 10/30/26	427,000	444,005
Capital One NA:
2.25% 9/13/21	1,280,000	1,268,261
2.4% 9/5/19	995,000	994,289
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (b)(d)	2,844,000	2,955,633
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(d)	1,600,000	1,600,516
2.35% 8/2/21	3,000,000	2,984,041
2.5% 7/29/19	1,052,000	1,051,800
2.75% 4/25/22	2,075,000	2,076,162
3.142% 1/24/23 (b)	3,270,000	3,289,271
3.668% 7/24/28 (b)	1,078,000	1,093,078
3.7% 1/12/26	1,583,000	1,632,400
3.887% 1/10/28 (b)	640,000	658,550
3.98% 3/20/30 (b)	2,990,000	3,093,757
4.125% 7/25/28	2,195,000	2,252,104
4.4% 6/10/25	569,000	595,932
4.6% 3/9/26	853,000	900,707
4.75% 5/18/46	1,119,000	1,204,342
5.3% 5/6/44	284,000	326,184
5.5% 9/13/25	711,000	789,617
5.875% 1/30/42	238,000	304,238
8.125% 7/15/39	1,137,000	1,758,945
Citizens Bank NA 2.65% 5/26/22	2,898,000	2,897,907
Citizens Financial Group, Inc.:
2.375% 7/28/21	620,000	615,325
4.3% 12/3/25	269,000	280,586
Comerica, Inc. 3.8% 7/22/26	519,000	529,203
Commonwealth Bank of Australia 2.3% 3/12/20	1,074,000	1,071,983
Corporacion Andina de Fomento 4.375% 6/15/22	2,005,000	2,096,408
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	1,782,000	1,833,136
3.8% 6/9/23	2,844,000	2,913,756
4.55% 4/17/26	1,209,000	1,281,350
4.875% 5/15/45	711,000	791,869
Credit Suisse New York Branch:
3% 10/29/21	427,000	430,018
3.625% 9/9/24	1,411,000	1,465,392
Discover Bank 4.2% 8/8/23	995,000	1,045,430
Export-Import Bank of Korea:
2.875% 1/21/25	1,081,000	1,089,184
5% 4/11/22	877,000	934,657
Fifth Third Bancorp:
2.6% 6/15/22	1,064,000	1,063,825
3.5% 3/15/22	235,000	240,181
8.25% 3/1/38	296,000	424,956
HSBC Holdings PLC:
2.65% 1/5/22	2,986,000	2,977,742
3.4% 3/8/21	1,507,000	1,524,749
3.803% 3/11/25 (b)	2,133,000	2,176,720
3.9% 5/25/26	1,564,000	1,600,769
4.25% 8/18/25	796,000	818,878
4.292% 9/12/26 (b)	2,396,000	2,491,669
4.375% 11/23/26	4,081,000	4,211,254
4.875% 1/14/22	1,436,000	1,515,417
5.1% 4/5/21	398,000	414,531
5.25% 3/14/44	654,000	724,469
6.5% 9/15/37	1,493,000	1,870,253
HSBC U.S.A., Inc.:
2.25% 6/23/19	942,000	941,771
3.5% 6/23/24	995,000	1,022,112
Huntington Bancshares, Inc.:
2.3% 1/14/22	2,559,000	2,540,454
3.15% 3/14/21	1,351,000	1,363,352
Japan Bank International Cooperation:
1.875% 7/21/26	540,000	519,606
2.125% 2/10/25	284,000	280,218
2.25% 11/4/26	744,000	731,574
2.375% 11/16/22	1,634,000	1,642,146
2.75% 1/21/26	450,000	457,667
2.875% 6/1/27	1,080,000	1,107,617
3.125% 7/20/21	562,000	574,066
3.25% 7/20/28	1,280,000	1,349,033
JPMorgan Chase & Co.:
2.25% 1/23/20	1,262,000	1,259,551
2.776% 4/25/23 (b)	711,000	711,913
2.95% 10/1/26	3,587,000	3,552,841
3.22% 3/1/25 (b)	7,700,000	7,793,622
3.25% 9/23/22	569,000	579,240
3.3% 4/1/26	1,280,000	1,295,882
3.375% 5/1/23	270,000	275,650
3.54% 5/1/28 (b)	2,417,000	2,443,791
3.559% 4/23/24 (b)	1,422,000	1,458,811
3.797% 7/23/24 (b)	1,969,000	2,035,015
3.875% 9/10/24	4,653,000	4,836,388
3.882% 7/24/38 (b)	640,000	644,781
3.9% 7/15/25	3,071,000	3,222,048
3.964% 11/15/48 (b)	1,337,000	1,354,335
4.005% 4/23/29 (b)	1,345,000	1,405,255
4.125% 12/15/26	835,000	876,479
4.203% 7/23/29 (b)	2,665,000	2,820,031
4.35% 8/15/21	284,000	294,635
4.5% 1/24/22	1,848,000	1,935,720
4.625% 5/10/21	213,000	221,391
4.85% 2/1/44	711,000	812,336
4.95% 6/1/45	363,000	411,318
5.5% 10/15/40	810,000	1,000,081
5.6% 7/15/41	213,000	266,324
5.625% 8/16/43	711,000	873,768
KeyBank NA 3.4% 5/20/26	711,000	720,421
KeyCorp. 2.9% 9/15/20	825,000	828,809
Lloyds Bank PLC:
3.5% 5/14/25	1,223,000	1,241,397
4.344% 1/9/48	2,133,000	1,991,177
4.65% 3/24/26	1,223,000	1,249,933
Lloyds Banking Group PLC 3.1% 7/6/21	1,422,000	1,429,215
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	711,000	704,394
2.998% 2/22/22	1,308,000	1,320,923
3.85% 3/1/26	936,000	987,179
3.961% 3/2/28	3,128,000	3,365,680
Mizuho Financial Group, Inc.:
2.953% 2/28/22	1,223,000	1,231,652
3.549% 3/5/23	1,706,000	1,754,373
National Australia Bank Ltd. 2.5% 5/22/22	1,422,000	1,420,017
Nordic Investment Bank 2.125% 2/1/22	540,000	541,798
Oesterreichische Kontrollbank:
2.375% 10/1/21	672,000	677,119
2.875% 9/7/21	598,000	609,392
PNC Bank NA:
2.6% 7/21/20	950,000	952,154
2.625% 2/17/22	1,706,000	1,711,251
PNC Financial Services Group, Inc. 3.9% 4/29/24	803,000	839,104
PNC Funding Corp. 6.7% 6/10/19	355,000	355,229
Rabobank (Netherlands) NV:
3.95% 11/9/22	754,000	774,006
4.5% 1/11/21	142,000	146,709
5.25% 5/24/41	427,000	529,055
Rabobank Nederland:
3.75% 7/21/26	2,737,000	2,733,924
4.375% 8/4/25	853,000	883,111
Rabobank Nederland New York Branch:
2.75% 1/10/23	2,417,000	2,421,103
3.375% 5/21/25	533,000	550,544
Regions Financial Corp.:
2.75% 8/14/22	1,078,000	1,080,000
3.2% 2/8/21	3,141,000	3,164,467
Royal Bank of Canada:
2.15% 3/6/20	935,000	933,197
2.75% 2/1/22	1,848,000	1,866,038
4.65% 1/27/26	1,847,000	1,989,693
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.754% 4.892% 5/18/29 (b)(d)	2,600,000	2,701,099
3.498% 5/15/23 (b)	1,455,000	1,450,007
3.875% 9/12/23	540,000	543,497
4.8% 4/5/26	938,000	983,346
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	1,553,000	1,565,309
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	814,000	813,731
2.45% 1/16/20	711,000	710,674
3.4% 7/11/24	814,000	839,484
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	2,133,000	2,123,682
2.778% 10/18/22	1,074,000	1,074,499
2.784% 7/12/22	1,492,000	1,500,564
2.846% 1/11/22	1,507,000	1,516,984
3.102% 1/17/23	1,280,000	1,298,911
3.936% 10/16/23	2,229,000	2,338,924
SunTrust Banks, Inc. 3.3% 5/15/26	1,081,000	1,088,289
Synchrony Bank 3% 6/15/22	995,000	994,178
The Toronto-Dominion Bank:
2.5% 12/14/20	1,993,000	1,997,183
3.5% 7/19/23	1,422,000	1,477,411
U.S. Bancorp:
2.625% 1/24/22	1,973,000	1,982,918
3.1% 4/27/26	1,280,000	1,290,518
4.125% 5/24/21	427,000	440,545
Wells Fargo & Co.:
2.1% 7/26/21	1,422,000	1,406,938
2.6% 7/22/20	1,086,000	1,087,105
2.625% 7/22/22	2,102,000	2,096,288
3% 10/23/26	2,891,000	2,863,764
3.3% 9/9/24	658,000	670,402
3.45% 2/13/23	523,000	531,834
3.55% 9/29/25	603,000	619,940
3.75% 1/24/24	4,021,000	4,175,559
3.9% 5/1/45	677,000	690,008
4.1% 6/3/26	459,000	475,720
4.4% 6/14/46	1,015,000	1,048,770
4.48% 1/16/24	543,000	574,988
4.75% 12/7/46	2,275,000	2,452,557
4.9% 11/17/45	394,000	435,538
5.375% 11/2/43	263,000	305,561
5.606% 1/15/44	1,618,000	1,926,223
Westpac Banking Corp.:
2% 8/19/21	1,220,000	1,205,678
2.3% 5/26/20	427,000	426,201
2.5% 6/28/22	3,616,000	3,615,854
2.85% 5/13/26	675,000	672,154
3.3% 2/26/24	2,133,000	2,183,126
4.875% 11/19/19	526,000	531,736
Zions Bancorp NA 4.5% 6/13/23	29,000	30,374
		280,769,590
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	675,000	691,510
Bank New York Mellon Corp.:
2.6% 2/7/22	1,422,000	1,426,007
2.8% 5/4/26	801,000	799,456
2.95% 1/29/23	2,133,000	2,158,397
BlackRock, Inc.:
3.5% 3/18/24	412,000	431,260
4.25% 5/24/21	924,000	959,201
Brighthouse Financial, Inc. 4.7% 6/22/47	1,351,000	1,080,217
Deutsche Bank AG 4.5% 4/1/25	427,000	400,669
Deutsche Bank AG New York Branch:
2.95% 8/20/20	1,393,000	1,383,185
3.3% 11/16/22	1,308,000	1,271,487
3.7% 5/30/24	1,393,000	1,351,630
3.95% 2/27/23	5,000,000	4,934,983
4.1% 1/13/26	3,100,000	3,011,407
Eaton Vance Corp. 3.625% 6/15/23	402,000	416,892
Franklin Resources, Inc. 2.85% 3/30/25	540,000	544,916
Goldman Sachs Group, Inc.:
2.35% 11/15/21	3,903,000	3,864,458
2.55% 10/23/19	1,564,000	1,564,039
3% 4/26/22	2,377,000	2,384,560
3.2% 2/23/23	3,294,000	3,331,247
3.5% 1/23/25	711,000	720,606
3.625% 1/22/23	1,280,000	1,313,951
3.625% 2/20/24	1,493,000	1,531,309
3.75% 2/25/26	828,000	844,747
3.85% 7/8/24	540,000	558,541
3.85% 1/26/27	4,300,000	4,393,686
4.25% 10/21/25	711,000	736,772
4.75% 10/21/45	2,244,000	2,458,065
5.25% 7/27/21	640,000	672,996
5.75% 1/24/22	611,000	656,841
5.95% 1/15/27	2,133,000	2,443,370
6% 6/15/20	235,000	242,960
6.75% 10/1/37	2,113,000	2,660,637
IntercontinentalExchange, Inc.:
3.75% 12/1/25	818,000	860,189
3.75% 9/21/28	1,327,000	1,407,016
4% 10/15/23	533,000	561,928
Merrill Lynch & Co., Inc. 7.75% 5/14/38	594,000	841,124
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (b)(d)	1,075,000	1,149,081
2.375% 7/23/19	1,074,000	1,073,574
2.625% 11/17/21	2,471,000	2,457,798
2.65% 1/27/20	1,564,000	1,563,847
2.75% 5/19/22	1,706,000	1,706,176
3.125% 1/23/23	8,702,000	8,779,570
3.125% 7/27/26	796,000	790,533
3.591% 7/22/28 (b)	1,209,000	1,220,699
3.7% 10/23/24	853,000	882,420
3.75% 2/25/23	963,000	994,573
3.875% 4/29/24	2,087,000	2,177,868
3.875% 1/27/26	746,000	775,124
3.95% 4/23/27	2,706,000	2,761,461
3.971% 7/22/38 (b)	889,000	892,897
4.3% 1/27/45	284,000	297,361
4.375% 1/22/47	1,578,000	1,684,787
5.5% 7/28/21	483,000	511,052
5.625% 9/23/19	284,000	286,407
5.75% 1/25/21	711,000	745,321
6.375% 7/24/42	412,000	552,566
7.25% 4/1/32	142,000	192,994
State Street Corp. 2.65% 5/19/26	1,074,000	1,066,700
The Bank of New York Mellon Corp. 2.6% 8/17/20	1,337,000	1,339,512
		88,812,580
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,344,000	1,351,840
3.65% 7/21/27	640,000	613,562
3.875% 1/23/28	2,232,000	2,157,770
4.45% 12/16/21	1,194,000	1,231,299
4.45% 10/1/25	1,401,000	1,446,202
4.5% 5/15/21	2,005,000	2,059,490
4.625% 7/1/22	1,344,000	1,398,968
4.875% 1/16/24	1,216,000	1,285,302
American Express Co.:
2.5% 8/1/22	1,786,000	1,777,758
4.05% 12/3/42	992,000	1,054,303
Capital One Bank U.S.A. NA 3.375% 2/15/23	345,000	348,061
Capital One Financial Corp.:
3.2% 1/30/23	1,979,000	2,002,430
3.75% 7/28/26	1,386,000	1,372,599
3.75% 3/9/27	3,299,000	3,297,573
3.8% 1/31/28	1,848,000	1,847,612
4.75% 7/15/21	569,000	593,742
Caterpillar Financial Services Corp.:
1.7% 8/9/21	1,335,000	1,313,692
2% 3/5/20	555,000	553,265
2.1% 6/9/19	227,000	226,987
2.25% 12/1/19	938,000	937,347
2.4% 8/9/26	405,000	391,924
2.85% 6/1/22	569,000	575,646
Discover Financial Services:
4.5% 1/30/26	2,676,000	2,796,719
5.2% 4/27/22	142,000	151,144
Ford Motor Credit Co. LLC:
3.2% 1/15/21	512,000	510,850
3.219% 1/9/22	498,000	491,834
3.336% 3/18/21	604,000	601,388
3.815% 11/2/27	1,511,000	1,388,421
4.134% 8/4/25	995,000	953,111
4.25% 9/20/22	256,000	259,289
4.375% 8/6/23	569,000	572,191
4.389% 1/8/26	468,000	455,084
5.584% 3/18/24	1,422,000	1,480,582
5.875% 8/2/21	1,617,000	1,691,165
John Deere Capital Corp.:
2.05% 3/10/20	1,091,000	1,087,333
2.55% 1/8/21	1,479,000	1,481,733
2.65% 6/24/24	1,487,000	1,488,260
2.65% 6/10/26	711,000	699,316
2.7% 1/6/23	1,422,000	1,430,426
2.8% 1/27/23	711,000	716,805
2.8% 3/6/23	462,000	466,083
2.8% 9/8/27	995,000	988,459
3.45% 3/7/29	2,844,000	2,957,277
Synchrony Financial:
2.7% 2/3/20	1,137,000	1,136,461
3% 8/15/19	440,000	440,042
3.7% 8/4/26	672,000	647,094
4.375% 3/19/24	1,600,000	1,644,865
5.15% 3/19/29	4,243,000	4,403,030
Toyota Motor Credit Corp.:
1.9% 4/8/21	284,000	281,160
2.125% 7/18/19	1,479,000	1,478,173
2.15% 3/12/20	960,000	958,372
2.6% 1/11/22	1,137,000	1,142,149
2.7% 1/11/23	1,422,000	1,431,686
2.75% 5/17/21	370,000	372,752
		64,440,626
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 2.375% 3/9/22	796,000	803,329
Berkshire Hathaway Finance Corp.:
4.2% 8/15/48	1,688,000	1,805,009
5.75% 1/15/40	711,000	905,479
Berkshire Hathaway, Inc.:
3.125% 3/15/26	1,635,000	1,663,148
4.5% 2/11/43	284,000	316,677
BP Capital Markets America, Inc.:
3.017% 1/16/27	1,351,000	1,339,963
3.245% 5/6/22	1,102,000	1,128,021
4.5% 10/1/20	284,000	291,591
Brixmor Operating Partnership LP:
3.25% 9/15/23	667,000	667,461
3.9% 3/15/27	802,000	811,617
4.125% 6/15/26	1,074,000	1,100,386
4.125% 5/15/29	973,000	989,262
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	1,742,000	1,732,342
3.5% 1/15/28	995,000	910,114
3.875% 1/15/27	1,152,000	1,095,596
Cigna Corp.:
4.125% 11/15/25 (c)	1,401,000	1,463,445
4.375% 10/15/28 (c)	3,775,000	3,962,570
4.8% 8/15/38 (c)	3,351,000	3,428,419
4.9% 12/15/48 (c)	1,211,000	1,239,222
Export Development Canada 2.75% 3/15/23	2,035,000	2,088,907
GE Capital International Funding Co.:
2.342% 11/15/20	810,000	801,964
3.373% 11/15/25	4,095,000	4,062,189
4.418% 11/15/35	2,878,000	2,736,061
General Electric Capital Corp.:
4.65% 10/17/21	285,000	296,176
5.875% 1/14/38	636,000	700,989
6.875% 1/10/39	163,000	198,525
ING U.S., Inc. 5.7% 7/15/43	533,000	637,920
KfW:
1.5% 4/20/20	402,000	399,420
1.5% 6/15/21	4,246,000	4,202,366
1.75% 10/15/19	2,215,000	2,209,797
1.875% 6/30/20	806,000	803,185
2% 5/2/25	544,000	542,061
2.125% 3/7/22	1,163,000	1,167,654
2.125% 1/17/23	1,706,000	1,714,988
2.375% 12/29/22	2,522,000	2,557,003
2.5% 11/20/24	1,482,000	1,516,670
2.75% 10/1/20	594,000	599,024
2.875% 4/3/28	2,184,000	2,284,740
3.125% 12/15/21	2,744,000	2,820,826
4% 1/27/20	427,000	431,539
4.875% 6/17/19	3,555,000	3,558,164
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,209,000	1,175,148
2.5% 11/15/27	1,257,000	1,284,335
Voya Financial, Inc. 3.65% 6/15/26	2,245,000	2,267,786
		66,711,088
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	600,000	617,482
4.35% 11/3/45	569,000	640,438
5.9% 6/15/19	427,000	427,391
AFLAC, Inc. 4% 10/15/46	537,000	548,145
Allstate Corp.:
3.28% 12/15/26	671,000	692,831
4.2% 12/15/46	1,075,000	1,152,650
American International Group, Inc.:
3.375% 8/15/20	821,000	828,874
3.75% 7/10/25	405,000	413,683
3.875% 1/15/35	384,000	369,598
3.9% 4/1/26	536,000	549,092
4.2% 4/1/28	2,638,000	2,736,428
4.5% 7/16/44	1,262,000	1,272,901
4.7% 7/10/35	825,000	866,615
4.75% 4/1/48	569,000	592,953
4.875% 6/1/22	1,280,000	1,358,435
6.4% 12/15/20	412,000	435,070
Aon PLC:
3.5% 6/14/24	284,000	291,241
4% 11/27/23	427,000	446,798
4.6% 6/14/44	227,000	237,617
4.75% 5/15/45	836,000	897,640
Baylor Scott & White Holdings 3.967% 11/15/46	355,000	369,487
Hartford Financial Services Group, Inc.:
4.4% 3/15/48	1,381,000	1,449,930
5.125% 4/15/22	675,000	720,465
Lincoln National Corp. 3.625% 12/12/26	853,000	879,597
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	547,000	546,551
2.35% 3/6/20	675,000	673,905
3.5% 6/3/24	270,000	277,886
3.875% 3/15/24	1,351,000	1,414,187
4.05% 10/15/23	963,000	1,008,339
4.2% 3/1/48	692,000	701,311
4.35% 1/30/47	398,000	412,948
4.375% 3/15/29	1,095,000	1,176,158
4.9% 3/15/49	1,322,000	1,491,607
MetLife, Inc.:
4.6% 5/13/46	284,000	316,680
4.721% 12/15/44 (b)	711,000	795,069
5.875% 2/6/41	341,000	435,341
Principal Financial Group, Inc. 4.3% 11/15/46	1,137,000	1,173,710
Progressive Corp. 2.45% 1/15/27	674,000	654,760
Prudential Financial, Inc.:
3.878% 3/27/28	910,000	969,770
3.905% 12/7/47	78,000	77,223
3.935% 12/7/49	1,524,000	1,519,172
4.35% 2/25/50	1,103,000	1,178,011
4.418% 3/27/48	903,000	973,509
5.7% 12/14/36	54,000	66,864
7.375% 6/15/19	427,000	427,584
The Chubb Corp. 6.5% 5/15/38	499,000	696,435
The Travelers Companies, Inc.:
4.3% 8/25/45	208,000	228,229
6.25% 6/15/37	1,187,000	1,606,380
		37,616,990

TOTAL FINANCIALS		538,350,874

HEALTH CARE - 2.7%
Biotechnology - 0.3%
AbbVie, Inc.:
2.3% 5/14/21	388,000	385,889
2.5% 5/14/20	1,010,000	1,008,461
2.9% 11/6/22	810,000	811,838
3.6% 5/14/25	1,280,000	1,304,627
4.25% 11/14/28	1,179,000	1,222,107
4.3% 5/14/36	890,000	868,563
4.4% 11/6/42	679,000	644,705
4.45% 5/14/46	995,000	938,214
4.7% 5/14/45	1,277,000	1,230,773
Amgen, Inc.:
2.6% 8/19/26	1,493,000	1,439,171
3.125% 5/1/25	284,000	286,961
3.875% 11/15/21	1,365,000	1,400,989
4.4% 5/1/45	1,412,000	1,420,273
4.663% 6/15/51	1,774,000	1,848,165
Gilead Sciences, Inc.:
2.55% 9/1/20	674,000	674,143
3.65% 3/1/26	879,000	911,871
4.15% 3/1/47	1,769,000	1,756,376
4.75% 3/1/46	1,564,000	1,684,490
		19,837,616
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	1,614,000	1,629,809
3.75% 11/30/26	991,000	1,046,510
4.75% 11/30/36	640,000	728,759
4.9% 11/30/46	1,479,000	1,745,898
Becton, Dickinson & Co.:
2.675% 12/15/19	832,000	831,417
3.363% 6/6/24	1,422,000	1,443,412
3.7% 6/6/27	2,852,000	2,923,320
4.685% 12/15/44	1,976,000	2,126,477
Boston Scientific Corp.:
3.45% 3/1/24	661,000	676,567
4% 3/1/28	2,844,000	2,977,636
4% 3/1/29	1,536,000	1,599,590
4.7% 3/1/49	1,322,000	1,427,892
Danaher Corp. 2.4% 9/15/20	1,047,000	1,046,051
Medtronic Global Holdings SCA 3.35% 4/1/27	2,083,000	2,152,192
Medtronic, Inc. 4.625% 3/15/45	1,838,000	2,120,045
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	1,618,000	1,639,940
		26,115,515
Health Care Providers & Services - 0.9%
Aetna, Inc.:
2.8% 6/15/23	2,133,000	2,120,042
4.125% 6/1/21	995,000	1,019,233
4.125% 11/15/42	1,613,000	1,460,173
Anthem, Inc.:
3.65% 12/1/27	3,270,000	3,298,760
4.375% 12/1/47	640,000	639,106
Cardinal Health, Inc. 4.368% 6/15/47	1,975,000	1,744,303
Catholic Health Initiatives 4.35% 11/1/42	284,000	285,751
Childrens Hosp Medical Ctr 4.268% 5/15/44	472,000	530,002
Cigna Corp. 3.75% 7/15/23 (c)	2,658,000	2,727,513
Cigna Holding Co. 4% 2/15/22	654,000	672,458
CVS Health Corp.:
2.25% 8/12/19	533,000	532,440
2.8% 7/20/20	1,194,000	1,195,540
2.875% 6/1/26	1,066,000	1,021,324
3.7% 3/9/23	2,997,000	3,063,283
3.875% 7/20/25	663,000	679,639
4.1% 3/25/25	2,439,000	2,524,829
4.3% 3/25/28	3,398,000	3,501,621
4.875% 7/20/35	441,000	452,218
5.05% 3/25/48	3,896,000	3,960,167
5.125% 7/20/45	1,253,000	1,276,501
5.3% 12/5/43	624,000	653,213
Express Scripts Holding Co.:
2.25% 6/15/19	540,000	539,904
3% 7/15/23	1,422,000	1,426,282
4.5% 2/25/26	1,658,000	1,759,110
4.8% 7/15/46	1,081,000	1,082,039
6.125% 11/15/41	427,000	509,036
Express Scripts, Inc. 7.25% 6/15/19	284,000	284,365
Humana, Inc. 4.95% 10/1/44	355,000	370,760
Kaiser Foundation Hospitals 4.875% 4/1/42	256,000	309,836
McKesson Corp.:
3.796% 3/15/24	711,000	733,293
4.883% 3/15/44	711,000	734,824
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	427,000	488,953
New York & Presbyterian Hospital:
4.024% 8/1/45	498,000	536,027
4.063% 8/1/56	374,000	402,347
NYU Hospitals Center 4.784% 7/1/44	1,081,000	1,276,423
Partners Healthcare System, Inc. 4.117% 7/1/55	498,000	536,181
UnitedHealth Group, Inc.:
2.3% 12/15/19	1,226,000	1,224,876
2.7% 7/15/20	853,000	854,990
2.875% 12/15/21	366,000	369,655
3.375% 4/15/27	768,000	786,623
3.5% 6/15/23	1,265,000	1,306,933
3.75% 7/15/25	498,000	523,188
3.75% 10/15/47	1,359,000	1,337,321
3.85% 6/15/28	1,651,000	1,747,452
3.875% 12/15/28	2,131,000	2,263,956
4.2% 1/15/47	512,000	537,476
4.375% 3/15/42	1,678,000	1,806,069
4.75% 7/15/45	237,000	268,470
WellPoint, Inc.:
3.3% 1/15/23	284,000	288,357
4.625% 5/15/42	370,000	384,938
4.65% 1/15/43	284,000	294,251
		58,342,051
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	664,000	671,825
4.15% 2/1/24	623,000	660,118
5.3% 2/1/44	828,000	974,811
		2,306,754
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	3,853,000	3,857,370
3.45% 3/15/22	2,563,000	2,577,720
3.8% 3/15/25	1,254,000	1,261,479
4.55% 3/15/35	946,000	918,073
4.75% 3/15/45	900,000	868,696
Allergan PLC 3.25% 10/1/22	427,000	426,776
AstraZeneca PLC:
4.375% 11/16/45	1,072,000	1,124,168
4.375% 8/17/48	1,800,000	1,894,743
6.45% 9/15/37	462,000	597,791
Bayer U.S. Finance II LLC:
2.125% 7/15/19 (c)	1,060,000	1,058,989
2.75% 7/15/21 (c)	904,000	900,098
2.85% 4/15/25 (c)	544,000	504,025
3.95% 4/15/45 (c)	198,000	166,053
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (c)	5,000,000	5,065,426
3.2% 6/15/26 (c)	2,000,000	2,050,715
3.25% 8/1/42	398,000	358,578
3.4% 7/26/29 (c)	5,000,000	5,138,674
4.125% 6/15/39 (c)	2,000,000	2,083,002
4.25% 10/26/49 (c)	3,000,000	3,171,929
Eli Lilly & Co. 3.95% 5/15/47	782,000	820,532
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	1,026,000	1,375,357
Johnson & Johnson:
1.65% 3/1/21	536,000	529,392
2.45% 3/1/26	795,000	783,988
3.4% 1/15/38	1,327,000	1,322,387
3.5% 1/15/48	853,000	855,193
3.625% 3/3/37	569,000	582,559
4.5% 12/5/43	942,000	1,093,198
4.85% 5/15/41	606,000	718,427
Merck & Co., Inc.:
1.85% 2/10/20	1,280,000	1,275,808
2.4% 9/15/22	284,000	284,988
3.6% 9/15/42	284,000	284,436
3.7% 2/10/45	910,000	918,463
3.875% 1/15/21	142,000	145,027
Mylan NV:
3.15% 6/15/21	284,000	282,578
3.95% 6/15/26	402,000	377,937
5.2% 4/15/48	427,000	383,730
5.25% 6/15/46	469,000	426,830
Novartis Capital Corp.:
2.4% 5/17/22	1,649,000	1,648,674
2.4% 9/21/22	533,000	532,494
3% 11/20/25	1,489,000	1,514,435
3.1% 5/17/27	837,000	850,472
3.7% 9/21/42	402,000	411,469
4% 11/20/45	745,000	786,869
Perrigo Co. PLC 3.5% 3/15/21	240,000	238,809
Perrigo Finance PLC:
4.375% 3/15/26	441,000	433,525
4.9% 12/15/44	322,000	275,980
Pfizer, Inc.:
2.95% 3/15/24	668,000	683,392
3% 12/15/26	953,000	964,830
3.2% 9/15/23	1,809,000	1,860,231
3.45% 3/15/29	1,184,000	1,233,278
3.9% 3/15/39	896,000	941,938
4% 12/15/36	1,351,000	1,425,574
4.125% 12/15/46	468,000	503,099
4.2% 9/15/48	1,109,000	1,207,777
4.4% 5/15/44	596,000	658,915
7.2% 3/15/39	768,000	1,139,534
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	1,612,000	1,597,537
2.875% 9/23/23	1,344,000	1,335,093
3.2% 9/23/26	5,571,000	5,483,272
Zoetis, Inc.:
3.25% 2/1/23	711,000	721,997
3.95% 9/12/47	284,000	285,382
4.7% 2/1/43	185,000	206,496
		73,426,207

TOTAL HEALTH CARE		180,028,143

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3% 5/11/21	825,000	835,355
3.375% 5/15/23	1,351,000	1,399,917
3.75% 5/15/28	1,337,000	1,427,510
Lockheed Martin Corp.:
3.55% 1/15/26	1,081,000	1,129,232
4.09% 9/15/52	1,359,000	1,424,513
Northrop Grumman Corp.:
3.25% 1/15/28	1,194,000	1,195,028
3.85% 4/15/45	267,000	258,536
4.03% 10/15/47	2,677,000	2,713,008
4.75% 6/1/43	569,000	636,986
Raytheon Co.:
3.125% 10/15/20	284,000	286,874
3.15% 12/15/24	1,265,000	1,308,016
4.875% 10/15/40	142,000	170,222
Rockwell Collins, Inc.:
2.8% 3/15/22	1,209,000	1,209,735
4.35% 4/15/47	938,000	960,360
The Boeing Co.:
2.125% 3/1/22	535,000	529,730
2.5% 3/1/25	654,000	645,070
2.8% 3/1/23	702,000	706,136
3.625% 3/1/48	569,000	546,663
3.65% 3/1/47	392,000	382,560
6.875% 3/15/39	469,000	664,655
United Technologies Corp.:
2.3% 5/4/22	1,422,000	1,415,897
2.65% 11/1/26	682,000	666,824
3.1% 6/1/22	409,000	414,407
3.65% 8/16/23	2,770,000	2,873,757
3.75% 11/1/46	547,000	521,257
4.05% 5/4/47	331,000	335,433
4.125% 11/16/28	2,092,000	2,219,027
4.5% 4/15/20	569,000	578,105
4.5% 6/1/42	1,049,000	1,113,387
4.625% 11/16/48	995,000	1,082,392
5.7% 4/15/40	284,000	341,290
		29,991,882
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	1,614,000	1,609,903
3.2% 2/1/25	543,000	554,121
3.9% 2/1/35	839,000	816,847
4.4% 1/15/47	1,137,000	1,096,322
4.55% 4/1/46	213,000	210,944
4.95% 10/17/48	567,000	587,503
United Parcel Service, Inc.:
2.4% 11/15/26	1,066,000	1,040,724
3.4% 11/15/46	377,000	350,167
3.75% 11/15/47	879,000	850,135
6.2% 1/15/38	355,000	468,560
		7,585,226
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	272,156	282,498
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	997,546	986,772
Continental Airlines, Inc. 4% 10/29/24	483,335	497,352
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	87,912	88,527
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	1,237,620	1,234,556
		3,089,705
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	1,337,000	1,318,972
Republic Services, Inc.:
2.9% 7/1/26	600,000	592,953
3.2% 3/15/25	1,603,000	1,634,247
3.95% 5/15/28	1,493,000	1,583,758
5.5% 9/15/19	569,000	572,966
Waste Management, Inc.:
2.4% 5/15/23	754,000	748,079
2.9% 9/15/22	949,000	960,150
		7,411,125
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	814,000	815,750
4% 11/2/32	270,000	291,354
4.15% 11/2/42	270,000	279,416
Fortive Corp. 2.35% 6/15/21	938,000	932,724
General Electric Capital Corp. 6.15% 8/7/37	77,000	87,777
		2,407,021
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	569,000	565,390
2.875% 10/15/27	569,000	565,622
3.125% 9/19/46	392,000	354,676
Covidien International Finance SA 3.2% 6/15/22	306,000	312,745
Danaher Corp. 4.375% 9/15/45	337,000	353,008
General Electric Co.:
3.375% 3/11/24	782,000	791,558
4.5% 3/11/44	4,318,000	4,066,308
Honeywell International, Inc.:
2.5% 11/1/26	1,018,000	1,001,360
3.812% 11/21/47	199,000	206,045
Roper Technologies, Inc.:
2.8% 12/15/21	940,000	941,151
3.8% 12/15/26	1,209,000	1,244,982
		10,402,845
Machinery - 0.2%
Caterpillar Financial Services Corp.:
2.4% 6/6/22	1,422,000	1,419,921
3.45% 5/15/23	1,991,000	2,061,233
Caterpillar, Inc.:
2.6% 6/26/22	853,000	857,600
3.803% 8/15/42	355,000	367,625
5.3% 9/15/35	995,000	1,190,399
Deere & Co. 5.375% 10/16/29	142,000	171,184
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	724,000	723,160
3.8% 3/21/29	2,040,000	2,086,566
4.65% 11/1/44	853,000	904,979
Parker Hannifin Corp.:
3.25% 3/1/27	803,000	809,074
4.1% 3/1/47	805,000	827,611
		11,419,352
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	995,000	982,568
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	711,000	715,940
Burlington Northern Santa Fe LLC:
3% 3/15/23	398,000	404,660
3.05% 3/15/22	1,422,000	1,445,032
3.25% 6/15/27	1,066,000	1,106,289
3.9% 8/1/46	660,000	675,623
4.05% 6/15/48	853,000	896,871
4.125% 6/15/47	405,000	428,815
4.15% 4/1/45	242,000	257,210
4.375% 9/1/42	640,000	693,823
4.55% 9/1/44	427,000	475,601
4.9% 4/1/44	569,000	661,414
Canadian National Railway Co.:
2.85% 12/15/21	711,000	717,254
3.2% 8/2/46	469,000	444,191
CSX Corp.:
3.25% 6/1/27	711,000	714,933
3.4% 8/1/24	658,000	682,281
3.8% 11/1/46	813,000	784,716
3.95% 5/1/50	508,000	493,812
4.1% 3/15/44	963,000	979,616
4.5% 3/15/49	1,379,000	1,471,448
4.75% 11/15/48	823,000	914,905
Norfolk Southern Corp.:
3% 4/1/22	1,066,000	1,079,746
3.25% 12/1/21	711,000	721,854
3.65% 8/1/25	1,706,000	1,787,386
3.95% 10/1/42	270,000	269,750
4.65% 1/15/46	464,000	508,976
Union Pacific Corp.:
2.75% 3/1/26	947,000	936,894
3% 4/15/27	711,000	710,524
3.35% 8/15/46	671,000	605,534
3.6% 9/15/37	469,000	458,680
3.7% 3/1/29	1,305,000	1,364,065
3.799% 10/1/51	398,000	378,554
4.5% 9/10/48	1,337,000	1,453,524
		25,239,921
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.625% 7/1/22	1,339,000	1,326,038
2.75% 1/15/23	1,422,000	1,404,211
3.375% 6/1/21	1,994,000	2,012,911
3.625% 12/1/27	3,800,000	3,668,451
3.75% 2/1/22	543,000	553,890
4.25% 2/1/24	1,871,000	1,943,741
		10,909,242

TOTAL INDUSTRIALS		109,438,887

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	1,436,000	1,417,626
2.2% 9/20/23	1,068,000	1,058,350
2.5% 9/20/26	711,000	700,885
3.5% 6/15/25	607,000	639,160
4.45% 1/15/20	284,000	287,430
5.9% 2/15/39	1,765,000	2,345,681
		6,449,132
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	711,000	759,854
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (c)	1,635,000	1,644,316
4.42% 6/15/21 (c)	2,440,000	2,500,493
4.9% 10/1/26 (c)	1,344,000	1,375,562
5.3% 10/1/29 (c)	3,579,000	3,667,461
6.02% 6/15/26 (c)	2,295,000	2,471,311
8.35% 7/15/46 (c)	837,000	1,023,061
Tyco Electronics Group SA:
2.35% 8/1/19	711,000	710,498
3.45% 8/1/24	519,000	532,443
7.125% 10/1/37	352,000	473,883
		15,158,882
IT Services - 0.3%
IBM Corp.:
2.5% 1/27/22	1,109,000	1,107,399
3% 5/15/24	1,900,000	1,916,961
3.5% 5/15/29	2,500,000	2,538,750
3.625% 2/12/24	1,422,000	1,471,244
4.25% 5/15/49	1,500,000	1,518,150
4.7% 2/19/46	704,000	772,415
IBM Credit LLC 2.2% 9/8/22	1,280,000	1,262,901
MasterCard, Inc. 3.8% 11/21/46	540,000	561,247
Visa, Inc.:
2.2% 12/14/20	810,000	808,630
2.75% 9/15/27	1,695,000	1,694,234
3.15% 12/14/25	1,281,000	1,321,851
4.3% 12/14/45	944,000	1,071,260
		16,045,042
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	1,837,000	1,968,705
Broadcom, Inc. 4.75% 4/15/29 (c)	2,550,000	2,513,644
Intel Corp.:
2.35% 5/11/22	2,417,000	2,416,096
3.3% 10/1/21	2,133,000	2,174,380
3.734% 12/8/47	465,000	464,330
4.1% 5/19/46	995,000	1,041,857
4.1% 5/11/47	341,000	359,338
Qualcomm, Inc.:
2.6% 1/30/23	1,066,000	1,057,214
4.3% 5/20/47	1,436,000	1,451,787
Texas Instruments, Inc.:
1.75% 5/1/20	540,000	536,998
4.15% 5/15/48	569,000	621,995
		14,606,344
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	2,866,000	2,824,637
2.4% 2/6/22	3,981,000	3,996,068
2.7% 2/12/25	2,442,000	2,469,395
3.45% 8/8/36	867,000	885,941
3.625% 12/15/23	3,718,000	3,901,539
3.7% 8/8/46	2,379,000	2,474,042
3.95% 8/8/56	711,000	760,647
4.1% 2/6/37	2,522,000	2,789,638
4.2% 6/1/19	284,000	284,000
4.25% 2/6/47	992,000	1,124,201
4.45% 11/3/45	1,787,000	2,060,220
5.3% 2/8/41	213,000	272,125
Oracle Corp.:
1.9% 9/15/21	1,194,000	1,178,968
2.25% 10/8/19	672,000	671,188
2.5% 5/15/22	1,365,000	1,366,504
2.625% 2/15/23	1,422,000	1,419,225
2.65% 7/15/26	1,280,000	1,258,397
2.95% 5/15/25	711,000	716,083
3.25% 11/15/27	2,431,000	2,474,703
3.4% 7/8/24	672,000	693,830
3.85% 7/15/36	1,440,000	1,468,149
4% 7/15/46	1,393,000	1,405,429
4% 11/15/47	711,000	717,506
4.125% 5/15/45	427,000	437,998
4.3% 7/8/34	551,000	596,515
5.375% 7/15/40	1,777,000	2,142,457
		40,389,405
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 9/12/22	1,209,000	1,198,859
2.15% 2/9/22	711,000	708,499
2.25% 2/23/21	2,133,000	2,132,776
2.3% 5/11/22	1,137,000	1,136,235
2.4% 1/13/23	4,266,000	4,259,550
2.45% 8/4/26	2,929,000	2,847,112
2.7% 5/13/22	946,000	955,426
2.9% 9/12/27	1,998,000	1,997,498
3% 11/13/27	1,422,000	1,427,848
3.2% 5/13/25	1,492,000	1,533,649
3.2% 5/11/27	792,000	806,474
3.75% 11/13/47	992,000	993,645
3.85% 5/4/43	1,848,000	1,871,748
4.25% 2/9/47	355,000	379,263
4.375% 5/13/45	667,000	726,677
4.5% 2/23/36	1,317,000	1,481,580
4.65% 2/23/46	803,000	910,713
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	1,014,000	1,025,964
4.9% 10/15/25 (b)	1,386,000	1,478,273
6.2% 10/15/35 (b)	553,000	604,255
6.35% 10/15/45 (b)	267,000	284,530
HP, Inc.:
4.3% 6/1/21	395,000	407,481
6% 9/15/41	213,000	230,374
Xerox Corp.:
4.5% 5/15/21	569,000	575,117
5.625% 12/15/19	142,000	143,647
		30,117,193

TOTAL INFORMATION TECHNOLOGY		122,765,998

MATERIALS - 0.7%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	142,000	142,507
DowDuPont, Inc.:
4.205% 11/15/23	2,019,000	2,127,094
4.725% 11/15/28	2,438,000	2,663,071
Eastman Chemical Co. 4.65% 10/15/44	427,000	419,381
Ecolab, Inc.:
2.25% 1/12/20	537,000	536,301
2.7% 11/1/26	938,000	926,294
3.95% 12/1/47	473,000	497,691
5.5% 12/8/41	58,000	73,348
LYB International Finance BV:
4% 7/15/23	800,000	830,604
4.875% 3/15/44	832,000	831,185
LYB International Finance II BV 3.5% 3/2/27	3,479,000	3,380,744
LyondellBasell Industries NV 4.625% 2/26/55	532,000	493,208
Nutrien Ltd.:
4% 12/15/26	1,621,000	1,651,224
4.2% 4/1/29	735,000	764,957
4.875% 3/30/20	213,000	216,632
5% 4/1/49	1,280,000	1,330,565
5.25% 1/15/45	498,000	528,155
5.625% 12/1/40	256,000	287,044
Praxair, Inc.:
2.2% 8/15/22	284,000	283,266
2.45% 2/15/22	661,000	663,849
3.2% 1/30/26	901,000	916,722
3.55% 11/7/42	284,000	283,885
Sherwin-Williams Co.:
2.75% 6/1/22	674,000	672,989
3.45% 6/1/27	1,526,000	1,525,268
4.5% 6/1/47	1,213,000	1,202,724
The Dow Chemical Co.:
3% 11/15/22	697,000	702,964
3.15% 5/15/24 (c)	1,000,000	1,004,671
3.625% 5/15/26 (c)	1,500,000	1,514,319
4.125% 11/15/21	1,095,000	1,129,785
4.375% 11/15/42	693,000	659,169
4.8% 11/30/28 (c)	1,216,000	1,314,348
4.8% 5/15/49 (c)	1,000,000	1,006,187
9.4% 5/15/39	427,000	658,204
The Mosaic Co.:
4.05% 11/15/27	819,000	826,956
4.25% 11/15/23	1,548,000	1,619,477
5.625% 11/15/43	533,000	559,026
Westlake Chemical Corp. 5% 8/15/46	284,000	278,973
		34,522,787
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	427,000	429,646
International Paper Co.:
3.65% 6/15/24	672,000	696,501
3.8% 1/15/26	409,000	423,011
4.4% 8/15/47	540,000	506,653
4.75% 2/15/22	752,000	791,209
5.15% 5/15/46	257,000	267,621
		3,114,641
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	640,000	680,566
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	819,000	832,766
5% 9/30/43	427,000	508,478
Newmont Goldcorp Corp. 5.125% 10/1/19	142,000	143,081
Nucor Corp.:
4% 8/1/23	427,000	449,362
5.2% 8/1/43	569,000	667,188
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	3,029,000	3,206,499
7.125% 7/15/28	284,000	371,832
Southern Copper Corp.:
3.875% 4/23/25	522,000	523,305
5.25% 11/8/42	821,000	846,480
Vale Overseas Ltd.:
4.375% 1/11/22	638,000	651,079
5.875% 6/10/21	1,169,000	1,224,528
Vale SA 5.625% 9/11/42	938,000	940,345
		11,045,509

TOTAL MATERIALS		48,682,937

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	539,000	538,943
3.9% 6/15/23	803,000	838,015
American Tower Corp. 3.55% 7/15/27	1,216,000	1,216,008
Boston Properties, Inc.:
2.75% 10/1/26	995,000	956,152
3.125% 9/1/23	270,000	274,010
4.125% 5/15/21	299,000	306,303
DDR Corp. 4.625% 7/15/22	85,000	88,180
Duke Realty LP:
3.625% 4/15/23	391,000	402,001
3.75% 12/1/24	818,000	850,628
ERP Operating LP:
2.375% 7/1/19	818,000	817,806
3% 4/15/23	267,000	272,043
3.25% 8/1/27	1,846,000	1,884,043
4.625% 12/15/21	810,000	847,835
Federal Realty Investment Trust 3% 8/1/22	675,000	681,822
HCP, Inc.:
3.4% 2/1/25	1,137,000	1,150,374
3.875% 8/15/24	1,077,000	1,116,917
Health Care REIT, Inc. 3.75% 3/15/23	1,231,000	1,271,740
Kimco Realty Corp.:
3.8% 4/1/27	569,000	581,951
4.125% 12/1/46	1,422,000	1,370,798
4.45% 9/1/47	737,000	748,777
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,137,000	1,174,408
4.5% 1/15/25	1,139,000	1,177,914
4.5% 4/1/27	1,351,000	1,390,677
Simon Property Group LP:
2.625% 6/15/22	1,128,000	1,130,148
3.375% 12/1/27	1,991,000	2,033,511
4.125% 12/1/21	455,000	469,722
Ventas Realty LP:
3.125% 6/15/23	898,000	911,207
3.25% 10/15/26	498,000	491,907
3.5% 2/1/25	569,000	581,070
3.85% 4/1/27	1,351,000	1,383,500
4% 3/1/28	1,280,000	1,320,280
4.125% 1/15/26	206,000	215,118
4.375% 2/1/45	427,000	430,507
Weingarten Realty Investors 3.5% 4/15/23	540,000	547,154
Welltower, Inc. 4.95% 9/1/48	1,422,000	1,568,372
		31,039,841
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	540,000	558,282
CBRE Group, Inc. 4.875% 3/1/26	810,000	866,862
Digital Realty Trust LP 3.7% 8/15/27	1,137,000	1,152,683
Liberty Property LP:
3.25% 10/1/26	663,000	653,792
3.375% 6/15/23	395,000	401,543
3.75% 4/1/25	675,000	692,092
4.4% 2/15/24	1,056,000	1,120,298
4.75% 10/1/20	142,000	145,249
Mack-Cali Realty LP:
3.15% 5/15/23	668,000	615,779
4.5% 4/18/22	599,000	586,438
Tanger Properties LP:
3.75% 12/1/24	924,000	922,649
3.875% 7/15/27	882,000	868,639
		8,584,306

TOTAL REAL ESTATE		39,624,147

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co.:
3.7% 12/1/47	837,000	829,380
3.75% 3/1/45	142,000	143,553
4.15% 8/15/44	661,000	701,020
4.3% 7/15/48	836,000	914,363
5.2% 6/1/41	547,000	631,772
AmerenUE 3.9% 9/15/42	526,000	546,666
American Electric Power Co., Inc.:
2.95% 12/15/22	569,000	576,360
4.3% 12/1/28	2,487,000	2,692,893
Appalachian Power Co. 4.45% 6/1/45	853,000	920,632
Baltimore Gas & Electric Co.:
3.35% 7/1/23	405,000	416,905
3.5% 8/15/46	355,000	347,699
Carolina Power & Light Co. 2.8% 5/15/22	619,000	624,929
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	270,000	266,991
Cleco Corporate Holdings LLC 3.743% 5/1/26	805,000	807,759
Commonwealth Edison Co.:
3.1% 11/1/24	1,422,000	1,449,250
3.4% 9/1/21	142,000	144,613
3.65% 6/15/46	407,000	404,139
3.7% 3/1/45	441,000	436,533
3.75% 8/15/47	874,000	885,309
4% 3/1/48	971,000	1,019,209
Detroit Edison Co. 2.65% 6/15/22	1,137,000	1,145,022
Duke Energy Carolinas LLC:
2.95% 12/1/26	853,000	856,571
3.75% 6/1/45	284,000	285,803
4% 9/30/42	533,000	554,990
Duke Energy Corp.:
1.8% 9/1/21	2,198,000	2,162,196
2.65% 9/1/26	1,898,000	1,831,166
3.75% 4/15/24	853,000	888,339
3.75% 9/1/46	1,298,000	1,215,138
3.95% 10/15/23	347,000	362,960
4.8% 12/15/45	397,000	436,435
Duke Energy Ohio, Inc. 4.3% 2/1/49	1,481,000	1,610,853
Duke Energy Progress, Inc.:
4.15% 12/1/44	256,000	274,208
4.375% 3/30/44	284,000	309,721
Edison International 2.95% 3/15/23	1,165,000	1,101,897
Entergy Corp.:
2.95% 9/1/26	668,000	656,738
4% 7/15/22	944,000	978,420
Entergy, Inc. 4% 3/30/29	1,122,000	1,187,784
Eversource Energy:
2.9% 10/1/24	1,216,000	1,222,542
3.35% 3/15/26	940,000	953,142
Exelon Corp.:
3.95% 6/15/25	2,794,000	2,934,880
5.1% 6/15/45	156,000	178,705
FirstEnergy Corp.:
3.9% 7/15/27	1,209,000	1,239,936
4.85% 7/15/47	1,800,000	1,968,034
Florida Power & Light Co.:
3.125% 12/1/25	725,000	751,983
3.25% 6/1/24	672,000	696,900
4.05% 10/1/44	771,000	830,411
4.125% 6/1/48	1,749,000	1,928,886
Florida Power Corp. 3.4% 10/1/46	355,000	336,958
Indiana Michigan Power Co. 3.2% 3/15/23	395,000	402,280
Northern States Power Co.:
3.4% 8/15/42	284,000	276,810
4.125% 5/15/44	640,000	692,187
NSTAR Electric Co. 3.2% 5/15/27	1,088,000	1,110,630
PacifiCorp:
3.6% 4/1/24	569,000	594,317
4.125% 1/15/49	1,914,000	2,034,940
6% 1/15/39	881,000	1,151,468
Potomac Electric Power Co. 6.5% 11/15/37	541,000	729,059
PPL Capital Funding, Inc.:
3.1% 5/15/26	1,137,000	1,115,860
3.4% 6/1/23	380,000	386,305
4.2% 6/15/22	284,000	295,215
4.7% 6/1/43	256,000	273,376
PPL Electric Utilities Corp. 4.15% 10/1/45	498,000	537,666
Progress Energy, Inc.:
4.875% 12/1/19	242,000	244,609
6% 12/1/39	739,000	916,983
Public Service Co. of Colorado:
2.9% 5/15/25	1,564,000	1,576,956
3.8% 6/15/47	658,000	676,110
Public Service Electric & Gas Co.:
3.65% 9/1/42	402,000	401,308
4% 6/1/44	711,000	718,963
Puget Sound Energy, Inc. 4.3% 5/20/45	911,000	991,177
Southern California Edison Co. 4% 4/1/47	1,422,000	1,373,031
Southern Co.:
2.35% 7/1/21	938,000	932,372
3.25% 7/1/26	1,564,000	1,560,284
4.4% 7/1/46	1,041,000	1,057,087
Tampa Electric Co.:
4.45% 6/15/49	1,666,000	1,782,395
6.15% 5/15/37	890,000	1,108,088
Virginia Electric & Power Co.:
3.1% 5/15/25	569,000	574,275
3.45% 2/15/24	391,000	403,176
3.8% 4/1/28	2,120,000	2,239,851
3.8% 9/15/47	1,167,000	1,164,019
4.2% 5/15/45	341,000	357,587
4.45% 2/15/44	391,000	430,428
4.6% 12/1/48	1,007,000	1,144,664
5% 6/30/19	711,000	711,972
6% 5/15/37	284,000	358,304
Wisconsin Electric Power Co. 4.25% 6/1/44	668,000	721,930
Wisconsin Power & Light Co. 5% 7/15/19	142,000	142,383
Xcel Energy, Inc.:
2.6% 3/15/22	1,976,000	1,985,955
3.35% 12/1/26	427,000	435,518
		77,270,131
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	1,922,000	1,875,826
Southern California Gas Co. 2.6% 6/15/26	1,881,000	1,812,068
		3,687,894
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	1,231,000	1,226,837
4.75% 6/15/46	741,000	773,697
		2,000,534
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	1,422,000	1,437,677
3.8% 7/15/48	1,422,000	1,402,293
4.5% 2/1/45	946,000	1,031,736
5.15% 11/15/43	235,000	278,107
CenterPoint Energy, Inc. 2.5% 9/1/22	2,113,000	2,099,872
CMS Energy Corp. 4.875% 3/1/44	711,000	796,358
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	407,000	409,888
4.45% 6/15/20	284,000	289,537
4.45% 3/15/44	1,137,000	1,225,202
4.5% 5/15/58	1,348,000	1,460,270
4.65% 12/1/48	1,489,000	1,690,199
5.5% 12/1/39	355,000	434,481
Consolidated Edison, Inc. 2% 5/15/21	785,000	778,661
Consumers Energy Co. 2.85% 5/15/22	946,000	957,947
Delmarva Power & Light 4% 6/1/42	569,000	578,255
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (b)(d)	142,000	130,640
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (b)(d)	142,000	133,480
3.9% 10/1/25	1,834,000	1,930,251
4.9% 8/1/41	284,000	310,958
DTE Energy Co.:
2.85% 10/1/26	853,000	832,992
3.8% 3/15/27	1,921,000	1,982,518
Duke Energy Carolinas LLC 3.875% 3/15/46	555,000	568,192
NiSource Finance Corp.:
3.49% 5/15/27	1,088,000	1,101,128
3.95% 3/30/48	1,422,000	1,371,522
4.375% 5/15/47	680,000	702,556
4.8% 2/15/44	782,000	835,813
6.25% 12/15/40	349,000	451,323
Puget Energy, Inc. 3.65% 5/15/25	1,147,000	1,160,023
San Diego Gas & Electric Co. 4.5% 8/15/40	142,000	149,969
Sempra Energy:
2.4% 3/15/20	1,764,000	1,760,449
2.875% 10/1/22	427,000	426,428
2.9% 2/1/23	422,000	422,285
3.25% 6/15/27	867,000	844,019
4% 2/1/48	3,069,000	2,860,162
4.05% 12/1/23	711,000	741,875
6% 10/15/39	142,000	171,040
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (b)(d)	601,000	502,136
		34,260,242

TOTAL UTILITIES		117,218,801

TOTAL NONCONVERTIBLE BONDS
(Cost $1,657,959,168)		1,676,074,481

U.S. Government and Government Agency Obligations - 41.4%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
1.25% 8/17/21	$4,310,000	$4,244,123
1.5% 11/30/20	2,574,000	2,553,088
1.875% 4/5/22	4,585,000	4,576,104
1.875% 9/24/26	1,898,000	1,860,191
2% 10/5/22	5,242,000	5,250,926
2.125% 4/24/26	569,000	567,412
2.375% 1/19/23	4,256,000	4,315,413
2.625% 9/6/24	569,000	585,651
2.875% 9/12/23	1,095,000	1,134,506
Federal Home Loan Bank:
1.125% 7/14/21	1,885,000	1,853,317
1.375% 2/18/21	2,885,000	2,853,670
1.875% 11/29/21	2,725,000	2,718,861
2% 9/9/22	5,405,000	5,417,781
2.5% 2/13/24	710,000	726,449
2.625% 10/1/20	2,475,000	2,493,437
3% 10/12/21	1,385,000	1,418,597
3.25% 11/16/28	2,375,000	2,554,005
5.5% 7/15/36	215,000	296,814
Freddie Mac:
1.375% 5/1/20	1,991,000	1,974,752
2.375% 1/13/22	1,848,000	1,868,127
2.75% 6/19/23	3,443,000	3,544,852
6.25% 7/15/32	1,095,000	1,554,138
6.75% 3/15/31	3,697,000	5,322,468
Tennessee Valley Authority:
5.25% 9/15/39	2,844,000	3,785,233
5.375% 4/1/56	767,000	1,134,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		64,604,912

U.S. Treasury Obligations - 40.4%
U.S. Treasury Bonds:
2.25% 8/15/46	9,098,500	8,523,091
2.5% 2/15/45	23,643,900	23,361,282
2.5% 2/15/46	18,583,900	18,333,453
2.5% 5/15/46	11,183,000	11,027,923
2.75% 8/15/47	18,608,000	19,259,280
2.75% 11/15/47	2,688,300	2,781,865
2.875% 5/15/43	6,148,300	6,515,997
2.875% 8/15/45	15,358,200	16,282,692
2.875% 11/15/46	17,479,000	18,546,175
3% 11/15/44	7,095,500	7,687,531
3% 5/15/45	10,333,800	11,210,962
3% 11/15/45	12,269,300	13,316,983
3% 2/15/47	18,761,400	20,398,625
3% 5/15/47	13,867,500	15,060,863
3% 2/15/48	8,060,600	8,749,529
3% 8/15/48	11,908,600	12,941,764
3% 2/15/49	6,302,500	6,861,847
3.125% 2/15/42	12,601,900	13,950,697
3.125% 2/15/43	7,171,900	7,922,988
3.125% 8/15/44	26,833,200	29,678,987
3.375% 5/15/44	23,822,500	27,449,848
3.375% 11/15/48	5,977,600	6,975,112
3.625% 8/15/43	8,957,200	10,717,850
3.625% 2/15/44	8,267,000	9,901,024
3.75% 11/15/43	8,254,900	10,071,945
3.875% 8/15/40	249,000	307,797
4.25% 5/15/39	1,142,800	1,479,301
4.25% 11/15/40	115,300	149,863
4.375% 2/15/38	3,750,900	4,904,302
4.375% 11/15/39	14,200	18,702
4.375% 5/15/40	1,137,500	1,499,812
4.375% 5/15/41	4,176,600	5,525,185
4.5% 2/15/36	14,985,100	19,555,556
4.5% 5/15/38	7,555,800	10,040,950
4.5% 8/15/39	4,298,700	5,747,160
4.625% 2/15/40	3,057,000	4,156,206
4.75% 2/15/37	11,461,500	15,515,558
4.75% 2/15/41	247,100	342,484
5% 5/15/37	56,251,900	78,449,427
5.375% 2/15/31	7,602,700	10,106,542
6.25% 5/15/30	8,695,400	12,152,501
U.S. Treasury Notes:
1% 10/15/19	709,500	705,897
1.125% 2/28/21	5,674,700	5,590,466
1.125% 6/30/21	10,100,900	9,939,128
1.125% 7/31/21	38,400	37,746
1.125% 8/31/21	9,727,000	9,557,157
1.125% 9/30/21	8,862,800	8,708,740
1.25% 1/31/20	117,300	116,461
1.25% 2/29/20	600	595
1.25% 3/31/21	29,885,200	29,496,459
1.25% 10/31/21	6,351,500	6,252,010
1.25% 7/31/23	10,564,500	10,281,817
1.375% 12/15/19	1,400	1,393
1.375% 1/15/20	600	596
1.375% 1/31/20	500	497
1.375% 2/15/20	6,500	6,456
1.375% 2/29/20	100	99
1.375% 3/31/20	942,700	935,630
1.375% 4/30/20	1,611,000	1,597,785
1.375% 8/31/20	11,227,100	11,123,162
1.375% 9/15/20	31,602,400	31,313,534
1.375% 9/30/20	3,640,000	3,605,022
1.375% 10/31/20	813,300	805,548
1.375% 1/31/21	2,919,100	2,888,655
1.375% 4/30/21	12,225,200	12,091,487
1.375% 5/31/21	9,154,000	9,051,018
1.375% 6/30/23	9,252,100	9,053,686
1.375% 8/31/23	1,128,100	1,102,982
1.375% 9/30/23	11,248,400	10,989,159
1.5% 10/31/19	473,400	471,662
1.5% 4/15/20	1,908,300	1,895,404
1.5% 5/31/20	5,634,900	5,594,179
1.5% 6/15/20	27,393,300	27,187,850
1.5% 7/15/20	200	198
1.5% 8/15/20	2,132,800	2,116,637
1.5% 1/31/22	621,400	614,895
1.5% 2/28/23	2,139,900	2,108,219
1.5% 3/31/23	12,936,100	12,740,543
1.5% 8/15/26	37,635,200	36,273,864
1.625% 12/31/19	1,278,300	1,272,907
1.625% 3/15/20	500	497
1.625% 6/30/20	7,174,700	7,129,578
1.625% 7/31/20	6,765,200	6,722,125
1.625% 10/15/20	46,573,700	46,291,711
1.625% 11/30/20	13,476,500	13,390,166
1.625% 8/31/22	13,391,100	13,277,590
1.625% 4/30/23	6,738,200	6,663,975
1.625% 5/31/23	7,398,000	7,315,928
1.625% 10/31/23	13,389,700	13,216,575
1.625% 2/15/26	7,149,100	6,972,607
1.625% 5/15/26	797,700	776,854
1.75% 11/30/19	500	498
1.75% 10/31/20	1,416,200	1,410,004
1.75% 11/15/20	31,555,500	31,411,282
1.75% 12/31/20	10,113,700	10,069,848
1.75% 11/30/21	11,996,300	11,948,034
1.75% 3/31/22	16,635,800	16,566,917
1.75% 5/31/22	900	896
1.75% 6/30/22	3,881,700	3,866,385
1.75% 9/30/22	4,093,600	4,074,091
1.75% 1/31/23	3,645,700	3,625,193
1.875% 6/30/20	3,453,700	3,440,749
1.875% 12/15/20	12,089,400	12,059,649
1.875% 11/30/21	11,554,100	11,542,365
1.875% 1/31/22	7,800,400	7,792,782
1.875% 2/28/22	18,737,400	18,719,834
1.875% 3/31/22	18,885,200	18,880,774
1.875% 4/30/22	800	799
1.875% 5/31/22	2,280,000	2,278,308
1.875% 7/31/22	883,000	882,414
1.875% 8/31/22	9,906,100	9,898,361
1.875% 9/30/22	11,232,700	11,227,435
1.875% 10/31/22	3,895,900	3,892,400
2% 11/30/20	4,537,200	4,534,541
2% 1/15/21	29,297,700	29,287,400
2% 2/28/21	3,750,900	3,751,193
2% 5/31/21	5,728,700	5,733,847
2% 8/31/21	15,398,800	15,423,462
2% 10/31/21	4,222,900	4,231,313
2% 12/31/21	485,600	486,966
2% 7/31/22	6,833,500	6,855,389
2% 11/30/22	21,045,000	21,110,766
2% 4/30/24	8,316,500	8,339,565
2% 5/31/24	14,038,100	14,091,291
2% 6/30/24	933,100	935,542
2% 2/15/25	516,800	517,365
2% 8/15/25	5,138,600	5,137,797
2% 11/15/26	21,778,700	21,707,239
2.125% 8/31/20	7,074,200	7,074,200
2.125% 1/31/21	435,100	435,882
2.125% 6/30/21	1,032,300	1,036,292
2.125% 8/15/21	12,903,400	12,957,332
2.125% 9/30/21	6,205,000	6,233,601
2.125% 12/31/21	2,267,900	2,280,480
2.125% 6/30/22	5,797,000	5,837,081
2.125% 12/31/22	19,700,000	19,851,598
2.125% 11/30/23	16,537,700	16,675,299
2.125% 2/29/24	7,481,900	7,545,905
2.125% 3/31/24	38,906,900	39,245,816
2.125% 7/31/24	1,775,100	1,790,424
2.125% 9/30/24	12,775,500	12,882,794
2.125% 11/30/24	7,840,200	7,905,127
2.125% 5/15/25	8,297,300	8,358,233
2.25% 3/31/20	3,438,900	3,437,019
2.25% 3/31/21	13,838,500	13,904,990
2.25% 4/30/21	11,042,900	11,103,291
2.25% 7/31/21	4,505,900	4,535,646
2.25% 12/31/23	416,600	422,296
2.25% 1/31/24	10,809,000	10,959,735
2.25% 10/31/24	19,043,100	19,325,027
2.25% 11/15/24	12,218,100	12,392,781
2.25% 12/31/24	11,143,200	11,307,301
2.25% 11/15/25	15,107,300	15,319,746
2.25% 2/15/27	1,848,800	1,874,077
2.25% 8/15/27	80,881,600	81,886,302
2.25% 11/15/27	70,082,300	70,906,314
2.375% 4/30/20	500	500
2.375% 3/15/21	35,365,400	35,609,919
2.375% 4/15/21	40,521,400	40,817,396
2.375% 1/31/23	6,001,700	6,099,931
2.375% 8/15/24	11,202,900	11,433,960
2.375% 5/15/27	19,442,100	19,880,307
2.5% 5/31/20	1,749,800	1,754,038
2.5% 1/31/21	11,190,200	11,278,498
2.5% 2/28/21	23,380,700	23,581,628
2.5% 1/15/22	36,179,300	36,717,750
2.5% 2/15/22	77,783,900	79,008,389
2.5% 3/31/23	17,934,700	18,324,219
2.5% 8/15/23	13,816,300	14,137,961
2.5% 1/31/24	36,230,300	37,145,964
2.5% 5/15/24	13,578,800	13,935,774
2.5% 1/31/25	15,271,300	15,702,595
2.625% 8/15/20	20,048,300	20,164,204
2.625% 11/15/20	13,391,100	13,499,903
2.625% 5/15/21	43,832,200	44,386,951
2.625% 6/15/21	12,152,000	12,320,514
2.625% 7/15/21	30,969,000	31,410,550
2.625% 12/15/21	36,833,300	37,499,465
2.625% 6/30/23	54,848,100	56,369,278
2.625% 12/31/23	26,967,800	27,782,101
2.625% 3/31/25	2,280,700	2,361,237
2.625% 12/31/25	6,029,200	6,254,588
2.625% 2/15/29	29,700	30,963
2.75% 11/30/20	21,892,600	22,114,947
2.75% 4/30/23	8,893,300	9,171,563
2.75% 5/31/23	61,344,700	63,297,666
2.75% 8/31/23	25,991,900	26,866,081
2.75% 11/15/23	10,212,000	10,565,830
2.75% 2/15/24	19,281,900	19,987,648
2.75% 2/28/25	2,994,500	3,119,895
2.75% 6/30/25	2,937,600	3,064,169
2.75% 2/15/28	18,372,400	19,309,679
2.875% 10/31/20	27,802,200	28,105,201
2.875% 9/30/23	38,919,900	40,444,770
2.875% 10/31/23	27,002,400	28,076,167
2.875% 11/30/23	26,759,400	27,852,772
2.875% 4/30/25	9,605,100	10,081,603
2.875% 5/31/25	17,169,000	18,024,767
2.875% 5/15/28	24,992,600	26,536,088
2.875% 8/15/28	14,597,700	15,510,626
3% 10/31/25	23,668,700	25,072,180
3.125% 5/15/21	7,233,900	7,393,272
3.125% 11/15/28	1,638,100	1,776,891
3.375% 11/15/19	300	301
3.5% 5/15/20	900	910
3.625% 2/15/20	300	303
3.625% 2/15/21	5,659,000	5,811,307

TOTAL U.S. TREASURY OBLIGATIONS		2,657,677,310

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,664,883,177)		2,722,282,222

U.S. Government Agency - Mortgage Securities - 28.7%
Fannie Mae - 13.2%
12 month U.S. LIBOR + 1.530% 4.277% 11/1/34 (b)(d)	630,410	655,009
12 month U.S. LIBOR + 1.645% 4.601% 4/1/41 (b)(d)	201,333	209,499
12 month U.S. LIBOR + 1.880% 4.726% 11/1/34 (b)(d)	57,089	59,952
2.5% 3/1/22 to 2/1/47	54,837,595	54,954,545
2.5% 6/1/34 (a)	1,500,000	1,500,968
2.5% 6/1/34 (a)	1,400,000	1,400,903
2.5% 6/1/49 (a)	200,000	196,954
3% 5/1/24 to 11/1/48	196,835,975	199,013,413
3% 6/1/34 (a)	1,500,000	1,521,961
3% 6/1/49 (a)	9,100,000	9,136,452
3% 6/1/49 (a)	7,700,000	7,730,844
3% 6/1/49 (a)	4,600,000	4,618,426
3% 7/1/49 (a)	12,300,000	12,342,543
3.5% 1/1/25 to 4/1/49	209,516,070	215,188,337
3.5% 6/1/34 (a)	1,900,000	1,951,683
3.5% 6/1/34 (a)	800,000	821,761
3.5% 6/1/49 (a)	6,300,000	6,425,153
4% 7/1/19 to 12/1/48	197,857,657	205,750,929
4% 6/1/49 (a)	2,000,000	2,064,367
4% 6/1/49 (a)	6,300,000	6,502,755
4.5% 8/1/19 to 2/1/49	77,333,442	81,569,848
4.5% 6/1/49 (a)	3,100,000	3,238,673
5% 12/1/20 to 3/1/49	25,596,441	27,358,200
5% 6/1/49 (a)	1,300,000	1,372,313
5.5% 12/1/22	72,941	77,790
5.5% 7/1/23 to 5/1/49	14,073,542	15,499,320
5.5% 4/1/31	727,059	775,894
6% 2/1/23 to 7/1/41	4,152,855	4,694,587
6.5% 3/1/22 to 6/1/40	1,560,107	1,786,583

TOTAL FANNIE MAE		868,419,662

Freddie Mac - 7.2%
12 month U.S. LIBOR + 1.953% 4.787% 9/1/37 (b)(d)	74,023	77,664
U.S. TREASURY 1 YEAR INDEX + 1.716% 4.42% 3/1/36 (b)(d)	421,409	437,547
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.71% 12/1/35 (b)(d)	282,805	295,494
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.873% 3/1/35 (b)(d)	131,181	136,781
2.5% 11/1/22 to 4/1/33	28,102,844	28,212,409
3% 3/1/27 to 1/1/48	119,017,586	120,421,531
3% 8/1/47	112,496	113,269
3.5% 1/1/21 to 8/1/48	153,791,488	157,903,664
3.5% 8/1/47	290,013	297,590
3.5% 9/1/47	68,192	69,973
3.5% 9/1/47	3,986,237	4,109,068
4% 4/1/25 to 12/1/48	103,976,447	108,071,521
4.5% 6/1/25 to 2/1/49	37,116,970	39,097,328
5% 4/1/23 to 2/1/49	7,495,627	8,027,961
5.5% 5/1/23 to 6/1/41	4,140,435	4,558,635
6% 4/1/32 to 8/1/37	127,037	142,289
6.5% 8/1/36 to 12/1/37	30,765	35,263

TOTAL FREDDIE MAC		472,007,987

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	27,020	27,101
Ginnie Mae - 8.3%
3.5% 11/15/40 to 11/20/48	184,174,522	189,899,889
4% 1/15/25 to 12/20/48	114,049,385	118,525,395
5% 1/20/39 to 10/20/48	23,274,412	24,634,116
2.5% 10/20/42 to 4/20/48	3,529,276	3,512,316
2.5% 6/1/49 (a)	100,000	99,320
3% 4/15/42 to 4/20/49	116,638,369	118,622,812
3% 6/1/49 (a)	1,500,000	1,522,541
3% 6/1/49 (a)	2,300,000	2,334,562
3.5% 6/1/49 (a)	3,600,000	3,700,457
3.5% 6/1/49 (a)	3,800,000	3,906,038
4% 6/1/49 (a)	2,800,000	2,896,283
4.5% 3/20/33 to 10/20/48	60,532,694	63,419,245
4.5% 6/1/49 (a)	2,400,000	2,496,032
5% 6/1/49 (a)	800,000	835,875
5.5% 12/20/32 to 1/20/49	4,091,511	4,482,357
5.5% 6/1/49 (a)	100,000	105,406
6% 5/20/34 to 12/15/40	1,159,448	1,314,412
6.5% 8/20/36 to 1/15/39	221,347	256,607

TOTAL GINNIE MAE		542,563,663

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,865,805,248)		1,883,018,413

Asset-Backed Securities - 0.3%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$654,000	$650,543
Capital One Multi-Asset Execution Trust Series 2016-A6 Class A, 1.82% 9/15/22	1,344,000	1,340,095
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	1,358,000	1,380,054
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/15/21	978,000	976,068
Series 2012-A7 Class A7, 2.16% 9/15/24	1,326,000	1,326,149
Series 2015-A4 Class A, 1.84% 4/15/22	675,000	671,760
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	665,000	705,595
Series 2018-A6 Class A6, 3.21% 12/7/24	1,351,000	1,396,468
2.19% 11/20/23	808,000	807,440
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	1,536,000	1,530,260
Series 2017-A4 Class A4, 2.53% 10/15/26	256,000	258,315
Series 2018-A1 Class A1, 3.03% 8/15/25	2,730,000	2,812,184
Ford Credit Auto Owner Trust Series 2016-C Class A3, 1.22% 3/15/21	495,246	492,604
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A1, 1.98% 1/15/22	1,351,000	1,346,197
Series 2018-2 Class A, 3.17% 3/15/25	2,709,000	2,787,500
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	433,252	431,225
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	1,305,000	1,304,351
TOTAL ASSET-BACKED SECURITIES
(Cost $20,056,122)		20,216,808

Commercial Mortgage Securities - 1.9%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	3,419,000	3,550,142
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/52	3,334,000	3,623,970
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	4,284,000	4,485,133
Series 2015-GC29 Class A4, 3.192% 4/10/48	1,618,000	1,662,294
Series 2015-P1 Class A5, 3.717% 9/15/48	834,000	879,870
Series 2016-C1 Class A4, 3.209% 5/10/49	2,639,000	2,711,257
Series 2016-P4:
Class A4, 2.902% 7/10/49	3,057,000	3,081,776
Class AAB, 2.779% 7/10/49	1,756,000	1,768,241
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	5,127,000	5,427,002
Series 2013-CR7 Class A4, 3.213% 3/10/46	2,537,273	2,593,773
Series 2014-LC15 Class A4, 4.006% 4/10/47	1,523,000	1,616,583
Series 2013-CR6 Class A4, 3.101% 3/10/46	2,668,000	2,721,927
Series 2015-CR22 Class A5, 3.309% 3/10/48	2,762,000	2,850,506
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	1,787,000	1,876,610
FHLMC Series K047 Class A2, 3.329% 5/25/25	549,000	575,391
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	2,591,804	2,614,517
Series K034 Class A2, 3.531% 7/25/23	1,280,000	1,339,931
Series K057 Class A2, 2.57% 7/25/26	2,269,000	2,276,134
Series K080 Class A2, 3.926% 7/25/28	2,359,000	2,598,834
Series 2017-K727 Class A2, 2.946% 7/25/24	3,805,000	3,904,797
Series K-1510 Class A2, 3.718% 1/25/31	2,111,000	2,272,400
Series K013 Class A2, 3.974% 1/25/21	1,646,000	1,679,459
Series K020 Class A2, 2.373% 5/25/22	1,479,000	1,484,911
Series K036 Class A2, 3.527% 10/25/23	1,276,000	1,339,476
Series K046 Class A2, 3.205% 3/25/25	4,735,000	4,932,904
Series K053 Class A2, 2.995% 12/25/25	1,011,000	1,042,430
Series K056 Class A2, 2.525% 5/25/26	2,950,000	2,955,150
Series K062 Class A1, 3.032% 9/25/26	2,927,540	3,008,766
Series K064 Class A2, 3.224% 3/25/27	2,453,000	2,561,260
Series K068 Class A2, 3.244% 8/25/27	3,385,000	3,541,685
Series K079 Class A2, 3.926% 6/25/28	1,106,000	1,214,990
Series K730 Class A2, 3.59% 1/25/25	5,500,000	5,824,264
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	1,438,511	1,449,272
Series 2014-GC26 Class A4, 3.364% 11/10/47	3,540,000	3,661,229
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	2,845,000	2,961,275
Series 2014-C21 Class A5, 3.7748% 8/15/47	4,799,000	5,046,694
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,358,000	1,439,978
Series 2014-C24 Class A5, 3.6385% 11/15/47	3,706,000	3,885,437
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	1,280,000	1,336,021
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	2,512,000	2,553,345
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	2,978,000	3,011,023
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46	1,317,000	1,381,618
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.157% 8/15/46 (b)	2,686,000	2,857,874
Series 2015-C27 Class ASB, 3.557% 12/15/47	671,000	697,501
Series 2016-C28 Class ASB, 3.288% 1/15/49	1,291,000	1,327,879
Series 2015-C20 Class A4, 3.249% 2/15/48	2,094,000	2,149,353
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	2,780,000	3,076,090
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	1,422,000	1,452,048
Series 2014-C25 Class A5, 3.631% 11/15/47	2,055,000	2,151,571
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $122,548,574)		124,454,591

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,380,000	2,388,242
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	340,000	547,699
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$3,520,000	$5,516,016
Series 2018, 3.5% 4/1/28	1,835,000	1,964,790
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,090,000	1,172,916
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,335,000	2,409,183
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,080,000	1,304,867
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,345,000	2,115,053
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	710,000	945,940
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	670,000	659,508
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	668,000	1,027,197
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,285,000	1,801,711
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,525,000	1,909,315
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	875,000	1,212,199
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	735,000	931,929
Series 2010 164, 5.647% 11/1/40	740,000	981,159
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	805,000	766,038
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	900,000	1,192,149
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	1,608,000	2,074,706
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	140,000	186,897
Series 2015 AP, 3.931% 5/15/45	530,000	570,699
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/17	675,000	759,767
TOTAL MUNICIPAL SECURITIES
(Cost $31,001,526)		32,437,980

Foreign Government and Government Agency Obligations - 1.2%
Alberta Province:
1.9% 12/6/19	$1,351,000	$1,346,852
3.3% 3/15/28	555,000	589,660
Banque Centrale de Tunisie 1.416% 8/5/21	1,209,000	1,184,699
Canadian Government 2% 11/15/22	675,000	675,682
Chilean Republic:
3.24% 2/6/28	1,649,000	1,690,225
3.25% 9/14/21	1,280,000	1,305,747
3.86% 6/21/47	853,000	881,576
Colombian Republic:
2.625% 3/15/23	1,077,000	1,056,025
3.875% 4/25/27	3,213,000	3,256,376
4% 2/26/24	686,000	707,609
4.5% 3/15/29	923,000	970,535
5% 6/15/45	1,712,000	1,789,040
5.625% 2/26/44	1,106,000	1,238,720
6.125% 1/18/41	675,000	790,712
Hungarian Republic 5.75% 11/22/23	2,688,000	2,998,262
Israeli State:
3.25% 1/17/28	2,046,000	2,120,925
4% 6/30/22	995,000	1,040,601
Italian Republic 6.875% 9/27/23	853,000	955,555
Jordanian Kingdom:
1.945% 6/23/19	3,363,000	3,362,188
3% 6/30/25	341,000	353,719
Manitoba Province:
2.1% 9/6/22	270,000	269,390
2.125% 5/4/22	569,000	568,513
3.05% 5/14/24	213,000	220,964
Ontario Province:
2.25% 5/18/22	828,000	830,931
2.4% 2/8/22	741,000	746,194
2.5% 4/27/26	711,000	714,711
2.55% 2/12/21	1,401,000	1,409,504
4% 10/7/19	2,133,000	2,143,814
Panamanian Republic:
3.75% 3/16/25	540,000	563,220
3.875% 3/17/28	1,365,000	1,430,404
4% 9/22/24	682,000	715,248
4.3% 4/29/53	807,000	843,997
4.5% 4/16/50	967,000	1,035,362
5.2% 1/30/20	256,000	260,494
Peruvian Republic:
4.125% 8/25/27	398,000	436,208
5.625% 11/18/50	1,017,000	1,330,745
6.55% 3/14/37	437,000	595,764
Philippine Republic:
3% 2/1/28	2,702,000	2,705,378
3.95% 1/20/40	1,152,000	1,234,305
4.2% 1/21/24	678,000	720,351
6.375% 10/23/34	1,475,000	1,992,024
6.5% 1/20/20	874,000	894,369
Polish Government:
3.25% 4/6/26	938,000	962,838
4% 1/22/24	647,000	682,397
5% 3/23/22	2,062,000	2,195,154
Province of British Columbia 2.25% 6/2/26	536,000	533,207
Province of Quebec:
2.375% 1/31/22	540,000	543,823
2.75% 8/25/21	2,844,000	2,883,674
2.75% 4/12/27	675,000	692,252
2.875% 10/16/24	295,000	304,561
Quebec Province 2.5% 4/20/26	805,000	811,778
Ukraine Government 1.471% 9/29/21	1,465,000	1,440,668
United Mexican States:
3.5% 1/21/21	1,052,000	1,063,819
3.625% 3/15/22	426,000	433,440
3.75% 1/11/28	1,280,000	1,263,360
4% 10/2/23	2,666,000	2,752,685
4.125% 1/21/26	455,000	465,465
4.35% 1/15/47	2,049,000	1,924,083
4.6% 1/23/46	825,000	801,393
4.6% 2/10/48	2,495,000	2,438,863
4.75% 3/8/44	1,380,000	1,367,518
5.55% 1/21/45	557,000	617,181
6.05% 1/11/40	682,000	780,890
Uruguay Republic:
4.125% 11/20/45	675,387	660,528
4.375% 10/27/27	1,741,787	1,831,846
4.5% 8/14/24	515,427	541,971
4.975% 4/20/55	837,480	882,285
5.1% 6/18/50	818,284	878,428
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $79,052,096)		79,730,705

Supranational Obligations - 1.1%
African Development Bank:
1.25% 7/26/21	1,335,000	1,311,975
2.375% 9/23/21	412,000	414,840
Asian Development Bank:
1.5% 1/22/20	675,000	671,689
1.75% 9/13/22	2,029,000	2,013,652
1.875% 2/18/22	284,000	282,846
2% 4/24/26	896,000	888,362
2.125% 11/24/21	686,000	688,545
2.25% 1/20/21	419,000	420,116
2.5% 11/2/27	953,000	970,116
2.625% 1/12/27	924,000	954,537
2.75% 3/17/23	1,362,000	1,399,438
2.75% 1/19/28	697,000	725,434
Council of Europe Development Bank 1.625% 3/16/21	536,000	531,578
European Bank for Reconstruction and Development:
1.125% 8/24/20	667,000	659,050
1.75% 6/14/19	668,000	667,867
1.75% 11/26/19	409,000	407,758
2.125% 3/7/22	667,000	669,309
European Investment Bank:
1.375% 6/15/20	387,000	383,769
1.375% 9/15/21	2,498,000	2,463,727
1.625% 6/15/21	995,000	986,882
1.75% 6/17/19	1,226,000	1,225,697
1.875% 2/10/25	427,000	423,264
2% 3/15/21	678,000	677,529
2% 12/15/22	2,014,000	2,015,595
2.125% 10/15/21	404,000	405,280
2.25% 3/15/22	2,261,000	2,278,069
2.25% 8/15/22	267,000	269,308
2.375% 6/15/22	1,991,000	2,010,732
2.375% 5/24/27	569,000	578,208
2.5% 4/15/21	661,000	666,678
2.5% 3/15/23	2,986,000	3,038,166
2.5% 10/15/24	814,000	833,190
2.875% 9/15/20	1,280,000	1,292,591
2.875% 8/15/23	1,506,000	1,558,485
3.125% 12/14/23	1,962,000	2,055,424
3.25% 1/29/24	284,000	299,378
Inter-American Development Bank:
1.25% 9/14/21	1,045,000	1,028,364
1.75% 10/15/19	196,000	195,532
1.75% 4/14/22	267,000	265,314
1.75% 9/14/22	874,000	867,772
1.875% 6/16/20	749,000	746,421
1.875% 3/15/21	555,000	553,507
2% 6/2/26	569,000	563,166
2.125% 1/18/22	867,000	870,383
2.125% 1/15/25	260,000	260,693
2.375% 7/7/27	957,000	970,145
2.5% 1/18/23	990,000	1,007,550
2.625% 4/19/21	1,353,000	1,367,225
3% 10/4/23	508,000	528,098
3.875% 9/17/19	711,000	714,178
4.375% 1/24/44	569,000	729,775
International Bank for Reconstruction & Development:
1.125% 8/10/20	2,815,000	2,783,119
1.375% 5/24/21	805,000	795,215
1.375% 9/20/21	744,000	733,942
1.625% 3/9/21	853,000	847,099
1.625% 2/10/22	555,000	549,123
1.75% 4/19/23	953,000	944,833
1.875% 10/7/19	544,000	542,999
1.875% 10/7/22	2,417,000	2,408,936
1.875% 10/27/26	677,000	662,969
2% 1/26/22	4,611,000	4,616,256
2.25% 6/24/21	2,286,000	2,297,933
2.5% 3/19/24	540,000	551,831
2.5% 11/25/24	810,000	828,619
2.5% 7/29/25	539,000	551,265
2.75% 7/23/21	1,372,000	1,393,631
International Finance Corp.:
1.125% 7/20/21	931,000	914,092
1.625% 7/16/20	408,000	405,662
1.75% 9/16/19	1,614,000	1,611,019
2.25% 1/25/21	266,000	266,841
2.875% 7/31/23	612,000	631,708
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $71,374,450)		72,144,299

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	344,000	436,464
Citibank NA 3.65% 1/23/24	3,555,000	3,679,070
Citizens Bank NA 3.75% 2/18/26	1,920,000	1,995,386
Discover Bank 3.45% 7/27/26	1,813,000	1,794,135
KeyBank NA 2.5% 12/15/19	569,000	568,691
PNC Bank NA 2.4% 10/18/19	675,000	674,632
U.S. Bank NA 3.4% 7/24/23	1,422,000	1,471,119
TOTAL BANK NOTES
(Cost $10,517,172)		10,619,497
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.41% (e)
(Cost $52,196,054)	52,185,617	52,196,054
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $6,575,393,587)		6,673,175,050
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(102,288,282)
NET ASSETS - 100%		$6,570,886,768

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 6/1/34	$(3,600,000)	$(3,602,322)
2.5% 6/1/49	(300,000)	(295,431)
3% 6/1/34	(2,600,000)	(2,638,066)
3% 6/1/34	(650,000)	(659,516)
3% 6/1/49	(9,100,000)	(9,136,452)
3% 6/1/49	(12,300,000)	(12,349,269)
3% 7/1/49	(9,100,000)	(9,131,475)
3.5% 6/1/34	(1,100,000)	(1,129,922)
3.5% 6/1/49	(8,500,000)	(8,668,858)
4% 6/1/34	(300,000)	(309,961)
4% 6/1/49	(9,000,000)	(9,289,651)
4% 6/1/49	(2,000,000)	(2,064,367)
4% 6/1/49	(900,000)	(928,965)
4% 6/1/49	(2,400,000)	(2,477,240)
4% 6/1/49	(3,000,000)	(3,096,550)
4.5% 6/1/49	(4,000,000)	(4,178,933)
5% 6/1/49	(900,000)	(950,063)
5.5% 6/1/49	(500,000)	(534,082)

TOTAL FANNIE MAE		(71,441,123)

Ginnie Mae
2.5% 6/1/49	(200,000)	(198,639)
3% 6/1/49	(5,400,000)	(5,481,146)
3.5% 6/1/49	(6,500,000)	(6,681,381)
3.5% 6/1/49	(3,600,000)	(3,700,457)
4% 6/1/49	(1,900,000)	(1,965,335)
4.5% 6/1/49	(1,700,000)	(1,768,023)
5% 6/1/49	(800,000)	(835,875)
5.5% 6/1/49	(400,000)	(421,625)

TOTAL GINNIE MAE		(21,052,481)

TOTAL TBA SALE COMMITMENTS
(Proceeds $92,384,551)		$(92,493,604)

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,552,618 or 1.0% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,456
Total	$52,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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